Schedule of Investments (unaudited) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$125	$126,440
3.75%, 10/01/21	514	526,740
3.75%, 02/15/23(a)	645	670,623
4.20%, 04/15/24	525	562,104
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,120	1,151,942
4.45%, 08/15/20	222	226,743
WPP Finance 2010
3.63%, 09/07/22	555	569,255
4.75%, 11/21/21	110	114,985

		3,948,832

Aerospace & Defense — 1.8%
Boeing Capital Corp., 4.70%, 10/27/19(a)	85	85,445
Boeing Co. (The), 4.88%, 02/15/20(a)	1,959	1,987,169
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	185	182,574
2.25%, 11/15/22 (Call 08/15/22)	845	846,864
2.88%, 05/11/20	618	621,242
3.00%, 05/11/21	2,690	2,732,008
3.38%, 05/15/23 (Call 04/15/23)	1,895	1,970,376
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(b)	1,000	1,045,070
4.95%, 02/15/21 (Call 11/15/20)(b)	940	968,255
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,859	1,862,800
3.10%, 01/15/23 (Call 11/15/22)	120	123,191
3.35%, 09/15/21	521	532,197
4.25%, 11/15/19(a)	1,803	1,814,241
Northrop Grumman Corp.
2.08%, 10/15/20	1,877	1,871,120
2.55%, 10/15/22 (Call 09/15/22)	1,960	1,965,243
3.25%, 08/01/23	325	336,316
3.50%, 03/15/21	610	621,373
5.05%, 08/01/19	399	399,000
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	190	190,783
3.13%, 10/15/20	2,338	2,361,087
4.40%, 02/15/20(a)	75	75,805
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,166	1,174,268
3.20%, 03/15/24 (Call 01/15/24)	50	51,321
United Technologies Corp.
1.50%, 11/01/19	860	858,688
1.90%, 05/04/20	454	452,104
1.95%, 11/01/21 (Call 10/01/21)(a)	75	74,335
2.30%, 05/04/22 (Call 04/04/22)	75	74,905
2.80%, 05/04/24 (Call 03/04/24)	525	533,175
3.10%, 06/01/22	1,445	1,476,253
3.35%, 08/16/21	1,285	1,310,181
3.65%, 08/16/23 (Call 07/16/23)	2,246	2,348,316
4.50%, 04/15/20(a)	2,419	2,458,624

		33,404,329

Security	Par (000)	Value

Agriculture — 1.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	$1,972	$1,973,676
2.85%, 08/09/22	1,116	1,124,687
3.49%, 02/14/22 (Call 01/14/22)	550	561,854
3.80%, 02/14/24 (Call 01/14/24)	1,240	1,287,833
4.00%, 01/31/24	550	577,198
4.75%, 05/05/21	2,029	2,106,712
9.25%, 08/06/19	578	578,448
BAT Capital Corp.
2.30%, 08/14/20	1,295	1,291,612
2.76%, 08/15/22 (Call 07/15/22)	3,314	3,320,552
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	317	319,946
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	1,564	1,555,841
2.00%, 02/21/20	2,065	2,063,865
2.38%, 08/17/22 (Call 07/17/22)	804	802,779
2.50%, 08/22/22	500	501,102
2.50%, 11/02/22 (Call 10/02/22)	880	880,999
2.63%, 02/18/22 (Call 01/18/22)	1,575	1,583,593
2.63%, 03/06/23	495	497,429
2.88%, 05/01/24 (Call 04/01/24)	750	760,344
2.90%, 11/15/21	120	121,433
3.60%, 11/15/23	140	145,975
4.50%, 03/26/20	520	527,248
Reynolds American Inc.
3.25%, 06/12/20	1,242	1,249,003
4.00%, 06/12/22	230	238,461
4.85%, 09/15/23	15	16,092
6.88%, 05/01/20	1,343	1,389,118

		25,475,800

Airlines — 0.2%
Delta Air Lines Inc.
2.88%, 03/13/20	878	877,369
3.40%, 04/19/21	520	525,468
3.63%, 03/15/22 (Call 02/15/22)	1,061	1,081,071
3.80%, 04/19/23 (Call 03/19/23)	1,413	1,456,313

		3,940,221

Apparel — 0.0%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	201	201,783

Auto Manufacturers — 4.1%
American Honda Finance Corp.
1.65%, 07/12/21	1,778	1,754,844
1.70%, 09/09/21	242	238,890
1.95%, 07/20/20(a)	755	753,056
2.00%, 02/14/20	1,196	1,196,000
2.20%, 06/27/22	710	708,263
2.25%, 08/15/19	1,039	1,039,127
2.40%, 06/27/24	810	808,040
2.45%, 09/24/20	1,014	1,016,172
2.60%, 11/16/22	577	581,925
2.65%, 02/12/21	90	90,450
2.90%, 02/16/24	65	66,256
3.00%, 06/16/20	130	131,052
3.15%, 01/08/21	44	44,522
3.38%, 12/10/21	50	51,227
3.45%, 07/14/23	800	832,098
3.55%, 01/12/24	455	475,961
3.63%, 10/10/23	750	786,883

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.34%, 11/02/20	$1,567	$1,559,925
2.46%, 03/27/20	684	683,722
2.68%, 01/09/20	1,495	1,496,196
2.98%, 08/03/22 (Call 07/03/22)	700	691,846
3.10%, 05/04/23	600	589,750
3.16%, 08/04/20	225	225,787
3.20%, 01/15/21	3,240	3,251,476
3.22%, 01/09/22	510	509,446
3.34%, 03/18/21	1,100	1,105,739
3.34%, 03/28/22 (Call 02/28/22)	900	899,983
3.81%, 10/12/21	350	354,701
3.81%, 01/09/24 (Call 11/09/23)	1,025	1,022,615
4.14%, 02/15/23 (Call 01/15/23)	2,225	2,269,929
4.25%, 09/20/22	450	461,417
5.09%, 01/07/21	1,000	1,030,254
5.58%, 03/18/24 (Call 02/18/24)	1,430	1,528,655
5.60%, 01/07/22	1,100	1,158,940
5.75%, 02/01/21(a)	675	701,054
5.88%, 08/02/21	1,175	1,235,521
8.13%, 01/15/20	1,203	1,234,064
Series FXD, 3.35%, 11/01/22	2,000	1,998,160
General Motors Co., 4.88%, 10/02/23	626	665,191
General Motors Financial Co. Inc.
2.35%, 10/04/19	965	965,330
2.45%, 11/06/20	50	49,817
2.65%, 04/13/20(a)	400	399,854
3.15%, 01/15/20 (Call 12/15/19)	917	919,828
3.15%, 06/30/22 (Call 05/30/22)(a)	1,690	1,698,973
3.20%, 07/13/20 (Call 06/13/20)	1,704	1,710,079
3.20%, 07/06/21 (Call 06/06/21)	3,112	3,132,305
3.25%, 01/05/23 (Call 12/05/22)	1,479	1,489,350
3.45%, 01/14/22 (Call 12/14/21)	2,039	2,066,279
3.45%, 04/10/22 (Call 02/10/22)	331	335,026
3.55%, 04/09/21	290	293,967
3.55%, 07/08/22	985	999,414
3.70%, 11/24/20 (Call 10/24/20)	357	361,133
3.70%, 05/09/23 (Call 03/09/23)	1,780	1,809,331
3.95%, 04/13/24 (Call 02/13/24)	10	10,236
4.15%, 06/19/23 (Call 05/19/23)(a)	1,801	1,859,940
4.20%, 03/01/21 (Call 02/01/21)	1,810	1,848,595
4.20%, 11/06/21	100	102,925
4.25%, 05/15/23	60	62,228
4.38%, 09/25/21	175	180,500
5.10%, 01/17/24 (Call 12/17/23)	2,260	2,419,900
Toyota Motor Corp.
2.16%, 07/02/22	1,000	997,697
2.36%, 07/02/24	1,250	1,249,901
3.18%, 07/20/21	1,950	1,985,782
3.42%, 07/20/23	1,275	1,327,294
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,453	1,446,363
1.95%, 04/17/20	1,466	1,462,687
2.15%, 03/12/20(a)	1,541	1,542,701
2.15%, 09/08/22	686	685,080
2.20%, 01/10/20(a)	1,307	1,304,387
2.25%, 10/18/23	90	90,190
2.60%, 01/11/22	875	883,754
2.63%, 01/10/23	50	50,528
2.65%, 04/12/22	500	504,519

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 01/11/23	$1,457	$1,478,893
2.80%, 07/13/22	25	25,385
2.95%, 04/13/21	1,443	1,460,832
3.05%, 01/08/21	100	101,203
3.30%, 01/12/22	855	876,223
3.40%, 09/15/21	175	179,038
3.45%, 09/20/23	1,275	1,333,502
4.25%, 01/11/21	25	25,741
4.50%, 06/17/20	15	15,314

		76,991,161

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	50	52,436
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	30	31,063

		83,499

Banks — 34.5%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	299,532
3.30%, 05/17/21	2,550	2,592,962
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	800	799,391
2.55%, 11/23/21	1,245	1,250,790
2.63%, 05/19/22	600	605,566
2.63%, 11/09/22	825	831,572
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	575	578,575
Banco Santander SA
2.71%, 06/27/24	800	796,675
3.13%, 02/23/23	1,700	1,717,816
3.50%, 04/11/22	600	613,419
3.85%, 04/12/23(a)	600	620,893
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	355	354,450
2.33%, 10/01/21 (Call 10/01/20)(c)	1,030	1,028,317
2.50%, 10/21/22 (Call 10/21/21)	560	560,549
2.63%, 10/19/20(a)	3,130	3,142,507
2.63%, 04/19/21	1,614	1,620,825
2.74%, 01/23/22 (Call 01/23/21)(c)	2,520	2,527,752
2.82%, 07/21/23 (Call 07/21/22)(c)	1,031	1,039,582
2.88%, 04/24/23 (Call 04/24/22)(c)	2,258	2,276,348
3.00%, 12/20/23 (Call 12/20/22)(c)	6,371	6,461,027
3.12%, 01/20/23 (Call 01/20/22)(c)	1,375	1,394,465
3.30%, 01/11/23	3,684	3,778,977
3.50%, 05/17/22 (Call 05/17/21)(c)	205	208,550
3.55%, 03/05/24 (Call 03/05/23)(c)	2,100	2,169,427
3.86%, 07/23/24 (Call 07/23/23)(c)	1,000	1,047,387
4.00%, 04/01/24	350	372,078
4.10%, 07/24/23	1,150	1,220,240
4.13%, 01/22/24	3,603	3,842,655
5.00%, 05/13/21	415	433,529
5.63%, 07/01/20(a)	2,550	2,626,204
5.70%, 01/24/22	1,180	1,274,009
5.88%, 01/05/21	1,400	1,467,671
Series L, 2.25%, 04/21/20(a)	2,432	2,435,602
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	280	286,061
Bank of Montreal
1.75%, 09/11/19	250	249,848
1.90%, 08/27/21	1,437	1,426,364
2.10%, 12/12/19	25	25,010
2.10%, 06/15/20(a)	455	455,504
2.35%, 09/11/22	865	867,080

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 06/28/24	$3,000	$2,990,338
2.55%, 11/06/22 (Call 10/06/22)	75	75,584
2.90%, 03/26/22	140	141,829
3.10%, 07/13/20(a)	520	524,093
Series D, 3.10%, 04/13/21	1,205	1,222,703
Series E, 3.30%, 02/05/24	3,440	3,548,567
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	2,001	1,993,163
2.20%, 08/16/23 (Call 06/16/23)	50	49,673
2.30%, 09/11/19 (Call 08/12/19)	237	236,967
2.45%, 11/27/20 (Call 10/27/20)	1,340	1,342,840
2.50%, 04/15/21 (Call 03/15/21)	35	35,170
2.60%, 08/17/20 (Call 07/17/20)	284	285,004
2.60%, 02/07/22 (Call 01/07/22)	1,372	1,382,939
2.95%, 01/29/23 (Call 12/29/22)	1,084	1,106,639
3.40%, 05/15/24 (Call 04/15/24)	1,010	1,049,698
3.45%, 08/11/23	705	732,529
3.50%, 04/28/23	1,200	1,246,463
3.55%, 09/23/21 (Call 08/23/21)	490	502,173
3.65%, 02/04/24 (Call 01/05/24)	1,599	1,684,864
4.15%, 02/01/21	110	112,968
4.60%, 01/15/20	75	75,884
Series G, 2.15%, 02/24/20 (Call 01/24/20)(a)	2,065	2,066,729
Bank of Nova Scotia (The)
2.15%, 07/14/20	1,255	1,253,849
2.35%, 10/21/20	3,739	3,745,536
2.45%, 03/22/21	1,692	1,696,790
2.45%, 09/19/22	2,814	2,827,994
2.50%, 01/08/21	402	403,194
2.70%, 03/07/22	875	884,026
2.80%, 07/21/21	510	514,665
3.13%, 04/20/21(a)	267	270,642
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	980	981,944
5.14%, 10/14/20	250	256,167
Barclays PLC
2.75%, 11/08/19(a)	300	299,995
2.88%, 06/08/20(a)	1,055	1,057,043
3.20%, 08/10/21	1,675	1,683,465
3.25%, 01/12/21	2,875	2,893,727
3.68%, 01/10/23 (Call 01/10/22)	1,270	1,284,083
4.34%, 05/16/24 (Call 05/16/23)(c)	1,600	1,641,794
4.61%, 02/15/23 (Call 02/15/22)(c)	2,935	3,021,346
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	279	277,111
2.15%, 02/01/21 (Call 01/01/21)	658	655,991
2.45%, 01/15/20 (Call 12/15/19)	1,870	1,870,355
2.50%, 08/01/24 (Call 07/01/24)	1,500	1,494,296
2.63%, 06/29/20 (Call 05/29/20)	2,106	2,115,173
2.75%, 04/01/22 (Call 03/01/22)	1,215	1,225,679
3.05%, 06/20/22 (Call 05/20/22)	320	325,617
3.20%, 09/03/21 (Call 08/03/21)	35	35,545
3.75%, 12/06/23 (Call 11/06/23)	1,600	1,685,152
5.25%, 11/01/19	200	201,633
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	600	603,874
3.50%, 06/11/21 (Call 05/11/21)	1,650	1,674,917
BNP Paribas SA
3.25%, 03/03/23	1,470	1,513,274
5.00%, 01/15/21	2,460	2,555,805

Security	Par (000)	Value

Banks (continued)
BPCE SA
2.25%, 01/27/20	$1,275	$1,273,672
2.65%, 02/03/21	550	551,777
2.75%, 12/02/21	550	553,450
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	525	525,194
2.25%, 06/01/20 (Call 05/01/20)	825	825,896
2.63%, 01/15/22 (Call 12/15/21)	568	571,152
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	969	968,707
2.10%, 10/05/20	672	671,231
2.55%, 06/16/22	2,544	2,563,131
2.70%, 02/02/21	50	50,314
3.10%, 04/02/24	1,585	1,615,167
3.50%, 09/13/23(a)	510	532,117
Capital One N.A.
1.85%, 09/13/19 (Call 09/03/19)	15	14,992
2.25%, 09/13/21 (Call 08/13/21)	1,866	1,856,349
2.35%, 01/31/20 (Call 12/31/19)	1,430	1,431,578
2.65%, 08/08/22 (Call 07/08/22)	600	601,573
2.95%, 07/23/21 (Call 06/23/21)	454	457,340
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,868	1,866,067
2.84%, 05/20/22 (Call 05/20/21)(c)	500	502,892
2.85%, 02/12/21 (Call 01/12/21)	285	287,458
3.05%, 05/01/20 (Call 04/01/20)	1,780	1,787,233
3.17%, 02/19/22 (Call 02/19/21)(c)	2,110	2,132,810
3.40%, 07/23/21 (Call 06/23/21)	886	903,119
3.65%, 01/23/24 (Call 12/23/23)	2,355	2,467,427
Citigroup Inc.
2.35%, 08/02/21	3,956	3,950,892
2.40%, 02/18/20(a)	2,721	2,725,870
2.45%, 01/10/20 (Call 12/10/19)	60	59,999
2.65%, 10/26/20	2,235	2,240,971
2.70%, 03/30/21	3,317	3,333,576
2.70%, 10/27/22 (Call 09/27/22)	1,755	1,763,912
2.75%, 04/25/22 (Call 03/25/22)	1,762	1,773,208
2.88%, 07/24/23 (Call 07/24/22)(a)(c)	1,820	1,835,752
2.90%, 12/08/21 (Call 11/08/21)	1,504	1,521,070
3.14%, 01/24/23 (Call 01/24/22)(c)	2,255	2,284,126
3.50%, 05/15/23(a)	1,160	1,192,648
3.75%, 06/16/24	80	84,044
3.88%, 10/25/23	500	525,420
4.05%, 07/30/22	500	519,528
4.50%, 01/14/22	1,546	1,618,995
5.38%, 08/09/20(a)	1,635	1,685,817
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	300	299,562
2.25%, 03/02/20 (Call 02/03/20)	565	565,251
2.25%, 10/30/20 (Call 09/30/20)	1,650	1,644,905
2.45%, 12/04/19 (Call 11/04/19)	50	50,052
2.55%, 05/13/21 (Call 04/13/21)	1,020	1,021,401
2.65%, 05/26/22 (Call 04/26/22)	775	778,522
3.70%, 03/29/23 (Call 02/28/23)	500	518,584
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	828	862,231
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20(a)	445	445,043
2.40%, 11/02/20	1,242	1,242,318
2.55%, 03/15/21	1,290	1,296,089

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
3.88%, 02/08/22	$3,395	$3,517,864
3.95%, 11/09/22	1,410	1,459,469
4.50%, 01/11/21(a)	1,079	1,111,401
4.63%, 12/01/23	1,225	1,309,682
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19(a)	1,350	1,349,839
2.25%, 01/14/20(a)	1,150	1,151,196
2.50%, 01/19/21	1,150	1,152,123
2.75%, 01/10/22	1,120	1,129,480
2.75%, 01/10/23(a)	1,105	1,117,588
3.13%, 04/26/21	625	632,706
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,521	1,540,505
4.38%, 08/05/20	275	280,587
5.30%, 08/13/19(a)	1,262	1,263,230
5.40%, 01/14/20(a)	2,087	2,114,628
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	2,595	2,599,669
3.13%, 12/10/20(a)	3,358	3,384,858
3.80%, 09/15/22	1,216	1,255,813
3.80%, 06/09/23	1,275	1,320,748
Deutsche Bank AG, 3.38%, 05/12/21	1,658	1,651,682
Deutsche Bank AG/New York NY
2.70%, 07/13/20	72	71,584
3.15%, 01/22/21(a)	1,700	1,688,714
3.30%, 11/16/22(a)	1,815	1,795,861
3.38%, 05/12/21	225	223,900
3.70%, 05/30/24	500	494,067
3.95%, 02/27/23	750	756,303
4.25%, 02/04/21(a)	560	565,256
4.25%, 10/14/21	1,500	1,518,832
Series D, 5.00%, 02/14/22	2,275	2,348,242
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)(a)	2,170	2,179,706
3.35%, 02/06/23 (Call 01/06/23)	1,250	1,280,999
7.00%, 04/15/20	250	258,154
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	872	876,889
2.88%, 07/27/20 (Call 06/27/20)(a)	1,665	1,671,906
3.50%, 03/15/22 (Call 02/15/22)	285	292,014
3.65%, 01/25/24 (Call 12/25/23)	1,749	1,829,704
4.30%, 01/16/24 (Call 12/16/23)	40	42,558
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 09/03/19)	1,210	1,208,862
2.20%, 10/30/20 (Call 09/30/20)	1,519	1,517,251
2.25%, 06/14/21 (Call 05/14/21)	412	411,200
2.88%, 10/01/21 (Call 09/01/21)(a)	725	732,383
3.35%, 07/26/21 (Call 06/26/21)	250	254,519
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20(a)	1,050	1,057,425
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	1,572	1,571,321
2.35%, 11/15/21 (Call 11/15/20)	175	174,351
2.55%, 10/23/19	3,230	3,231,197
2.60%, 04/23/20 (Call 03/23/20)(a)	2,080	2,081,098
2.60%, 12/27/20 (Call 12/27/19)	1,894	1,894,438
2.63%, 04/25/21 (Call 03/25/21)	3,321	3,324,413
2.75%, 09/15/20 (Call 08/15/20)	1,480	1,484,869
2.88%, 02/25/21 (Call 01/25/21)	2,570	2,584,822

Security	Par (000)	Value

Banks (continued)
2.88%, 10/31/22 (Call 10/31/21)(c)	$1,334	$1,341,976
2.91%, 06/05/23 (Call 06/05/22)(a)(c)	1,965	1,983,048
2.91%, 07/24/23 (Call 07/24/22)(c)	4,150	4,182,673
3.00%, 04/26/22 (Call 04/26/21)	2,204	2,221,197
3.20%, 02/23/23 (Call 01/23/23)	2,810	2,864,651
3.63%, 01/22/23	1,380	1,426,472
3.63%, 02/20/24 (Call 01/20/24)	3,775	3,920,328
4.00%, 03/03/24	2,726	2,879,317
5.25%, 07/27/21	2,007	2,112,875
5.38%, 03/15/20	1,719	1,753,428
5.75%, 01/24/22	1,060	1,141,864
Series D, 6.00%, 06/15/20	1,542	1,588,658
HSBC Bank USA N.A., 4.88%, 08/24/20	750	768,161
HSBC Holdings PLC
2.65%, 01/05/22	1,225	1,225,556
2.95%, 05/25/21	4,065	4,090,666
3.03%, 11/22/23 (Call 11/22/22)(c)	1,275	1,289,089
3.26%, 03/13/23 (Call 03/13/22)(c)	1,945	1,973,700
3.40%, 03/08/21	3,740	3,790,564
3.60%, 05/25/23(a)	1,735	1,797,974
3.95%, 05/18/24 (Call 05/18/23)(c)	1,500	1,561,287
4.00%, 03/30/22	2,123	2,202,629
4.25%, 03/14/24	1,178	1,232,749
4.88%, 01/14/22	400	421,221
5.10%, 04/05/21	1,940	2,019,892
HSBC USA Inc.
2.35%, 03/05/20(a)	1,313	1,314,661
2.75%, 08/07/20	3,035	3,052,412
5.00%, 09/27/20(a)	205	210,659
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,719	1,711,435
3.15%, 03/14/21 (Call 02/14/21)	982	992,546
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	170	170,260
3.13%, 04/01/22 (Call 03/01/22)	635	646,112
3.55%, 10/06/23 (Call 09/06/23)	1,045	1,088,214
ING Groep NV
3.15%, 03/29/22	1,325	1,345,917
3.55%, 04/09/24(a)	1,535	1,588,443
4.10%, 10/02/23	1,350	1,424,102
JPMorgan Chase & Co.
2.20%, 10/22/19(a)	2,062	2,061,195
2.25%, 01/23/20 (Call 12/23/19)(a)	3,309	3,307,172
2.30%, 08/15/21 (Call 08/15/20)	2,206	2,200,284
2.40%, 06/07/21 (Call 05/07/21)	1,523	1,524,719
2.55%, 10/29/20 (Call 09/29/20)	2,048	2,050,414
2.55%, 03/01/21 (Call 02/01/21)(a)	2,851	2,859,096
2.70%, 05/18/23 (Call 03/18/23)	1,340	1,352,335
2.75%, 06/23/20 (Call 05/23/20)	2,984	2,993,221
2.78%, 04/25/23 (Call 04/25/22)(c)	1,005	1,011,724
2.97%, 01/15/23 (Call 01/15/22)	1,370	1,387,705
3.20%, 01/25/23	3,099	3,179,223
3.21%, 04/01/23 (Call 04/01/22)(c)	2,815	2,864,535
3.25%, 09/23/22	2,059	2,110,335
3.38%, 05/01/23	1,815	1,860,833
3.51%, 06/18/22 (Call 06/18/21)(c)	3,110	3,168,411
3.56%, 04/23/24 (Call 04/23/23)(c)	950	983,432
3.63%, 05/13/24	25	26,279
3.80%, 07/23/24 (Call 07/23/23)(c)	1,000	1,046,595
3.88%, 02/01/24	186	196,940

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 10/15/20	$2,043	$2,088,028
4.35%, 08/15/21	2,915	3,024,619
4.40%, 07/22/20	1,131	1,156,343
4.50%, 01/24/22	3,768	3,956,429
4.63%, 05/10/21	320	332,249
4.95%, 03/25/20	890	906,373
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(c)	1,050	1,051,076
3.09%, 04/26/21 (Call 04/26/20)(c)	3,350	3,366,119
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,380	1,375,350
2.50%, 12/15/19	840	840,037
3.30%, 02/01/22	2,875	2,940,304
KeyCorp.
2.90%, 09/15/20	1,169	1,175,752
5.10%, 03/24/21	175	182,481
Lloyds Bank PLC
3.30%, 05/07/21	1,450	1,468,676
6.38%, 01/21/21	25	26,390
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)	2,415	2,401,312
3.00%, 01/11/22	2,035	2,044,610
3.10%, 07/06/21	800	808,433
3.90%, 03/12/24	790	817,850
4.05%, 08/16/23	1,875	1,947,235
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	555	579,962
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,440	1,436,666
2.10%, 02/06/20 (Call 01/06/20)	1,210	1,210,061
2.50%, 05/18/22 (Call 04/18/22)	100	100,263
2.63%, 01/25/21 (Call 12/25/20)	1,025	1,028,284
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,700	2,680,718
2.53%, 09/13/23	500	497,850
2.62%, 07/18/22	1,500	1,499,497
2.67%, 07/25/22	2,378	2,385,223
2.80%, 07/18/24	1,000	1,005,636
2.95%, 03/01/21	2,075	2,088,221
3.00%, 02/22/22	169	170,905
3.41%, 03/07/24(a)	1,520	1,569,814
3.46%, 03/02/23	1,000	1,028,831
3.54%, 07/26/21	237	241,772
3.76%, 07/26/23	1,382	1,439,840
Mizuho Financial Group Inc.
2.27%, 09/13/21	15	14,916
2.60%, 09/11/22	2,175	2,176,332
2.72%, 07/16/23 (Call 07/16/22)(c)	500	501,720
2.95%, 02/28/22	1,225	1,236,959
3.55%, 03/05/23	800	826,013
Morgan Stanley
2.50%, 04/21/21	3,490	3,496,479
2.63%, 11/17/21	3,964	3,984,216
2.65%, 01/27/20	2,615	2,617,436
2.75%, 05/19/22	890	896,025
2.80%, 06/16/20	2,975	2,984,540
3.13%, 01/23/23	5,185	5,278,643
3.74%, 04/24/24 (Call 04/24/23)(c)	2,580	2,676,717
3.75%, 02/25/23	1,536	1,597,714
4.10%, 05/22/23	417	436,889
4.88%, 11/01/22	1,975	2,110,695

Security	Par (000)	Value

Banks (continued)
5.50%, 01/26/20	$1,137	$1,153,512
5.50%, 07/24/20	2,447	2,518,469
5.50%, 07/28/21	2,121	2,243,228
5.63%, 09/23/19	1,696	1,704,540
5.75%, 01/25/21	1,279	1,339,900
Series F, 3.88%, 04/29/24	1,100	1,161,649
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	830	845,805
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,975	1,958,693
2.13%, 05/22/20	1,690	1,686,538
2.50%, 01/12/21	140	140,434
2.50%, 05/22/22(a)	2,095	2,103,867
2.63%, 07/23/20	850	852,942
2.63%, 01/14/21	1,440	1,444,970
2.80%, 01/10/22	1,295	1,308,701
2.88%, 04/12/23	45	45,671
3.00%, 01/20/23(a)	1,000	1,020,313
3.70%, 11/04/21	770	791,699
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,850	1,851,775
2.20%, 11/02/20 (Call 10/02/20)	260	259,492
Northern Trust Corp.
2.38%, 08/02/22	50	50,242
3.38%, 08/23/21	25	25,687
3.45%, 11/04/20	337	341,618
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)	1,400	1,396,350
2.15%, 04/29/21 (Call 03/30/21)	715	713,744
2.30%, 06/01/20 (Call 05/02/20)(a)	1,000	1,000,097
2.45%, 11/05/20 (Call 10/06/20)	1,650	1,652,173
2.45%, 07/28/22 (Call 06/28/22)	900	903,053
2.50%, 01/22/21 (Call 12/23/20)	1,083	1,085,679
2.55%, 12/09/21 (Call 11/09/21)	300	301,290
2.60%, 07/21/20 (Call 06/21/20)	1,250	1,253,630
2.63%, 02/17/22 (Call 01/18/22)	998	1,006,358
2.70%, 11/01/22 (Call 10/01/22)	675	678,714
2.95%, 01/30/23 (Call 12/30/22)	1,350	1,366,101
3.50%, 06/08/23 (Call 05/09/23)	1,000	1,039,509
3.80%, 07/25/23 (Call 06/25/23)	600	627,250
PNC Financial Services Group Inc. (The)
3.50%, 01/23/24 (Call 12/23/23)	550	574,988
3.90%, 04/29/24 (Call 03/29/24)	550	579,649
4.38%, 08/11/20	225	230,117
5.13%, 02/08/20	665	675,459
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	3,026	3,044,672
3.20%, 02/08/21 (Call 01/08/21)	980	989,719
3.80%, 08/14/23 (Call 07/14/23)(a)	1,130	1,183,392
Royal Bank of Canada
2.13%, 03/02/20	1,612	1,610,332
2.15%, 10/26/20	2,206	2,203,965
2.35%, 10/30/20	1,245	1,247,633
2.50%, 01/19/21	1,140	1,145,065
2.55%, 07/16/24	2,000	1,997,909
2.75%, 02/01/22	789	797,592
2.80%, 04/29/22	1,250	1,263,869
3.20%, 04/30/21	860	873,155
3.70%, 10/05/23	1,200	1,257,852

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)	$1,991	$2,000,695
3.88%, 09/12/23	1,770	1,801,044
4.52%, 06/25/24 (Call 06/25/23)(c)	890	921,111
5.13%, 05/28/24	2,596	2,721,518
6.00%, 12/19/23	1,240	1,337,089
6.10%, 06/10/23	1,775	1,907,903
6.13%, 12/15/22	640	692,617
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)(a)	2,575	2,577,073
3.40%, 01/18/23 (Call 12/18/22)	290	294,059
3.70%, 03/28/22 (Call 02/28/22)	1,617	1,651,051
4.45%, 12/03/21 (Call 11/03/21)	50	51,853
Series FXD, 3.50%, 06/07/24 (Call 05/07/24)	750	758,618
Santander UK Group Holdings PLC
2.88%, 10/16/20	492	493,543
2.88%, 08/05/21	1,375	1,375,024
3.13%, 01/08/21(a)	1,891	1,897,884
3.37%, 01/05/24 (Call 01/05/23)(c)	1,025	1,030,399
3.57%, 01/10/23 (Call 01/10/22)	1,175	1,188,921
Santander UK PLC
2.35%, 09/10/19	302	301,959
2.38%, 03/16/20	845	844,394
3.40%, 06/01/21	1,275	1,291,631
3.75%, 11/15/21	440	451,313
4.00%, 03/13/24	1,205	1,263,081
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	550	542,598
2.80%, 03/11/22	1,010	1,017,955
State Street Corp.
1.95%, 05/19/21	1,325	1,318,683
2.55%, 08/18/20	1,914	1,918,979
3.10%, 05/15/23	900	918,194
3.70%, 11/20/23	1,035	1,089,845
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,810	1,810,002
2.51%, 01/17/20	2,550	2,550,059
3.20%, 07/18/22	10	10,209
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,072	1,064,646
2.44%, 10/19/21	603	602,821
2.70%, 07/16/24	1,750	1,744,084
2.78%, 07/12/22	1,063	1,071,926
2.78%, 10/18/22	1,526	1,538,405
2.85%, 01/11/22	4,325	4,364,941
2.93%, 03/09/21	2,007	2,021,259
3.10%, 01/17/23	2,384	2,431,583
3.75%, 07/19/23	275	287,044
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	850	849,135
2.45%, 08/01/22 (Call 07/01/22)	310	310,044
2.59%, 01/29/21 (Call 01/29/20)(c)	728	728,421
2.75%, 05/01/23 (Call 04/01/23)	85	85,603
2.80%, 05/17/22 (Call 04/17/22)	250	252,404
3.00%, 02/02/23 (Call 01/02/23)	1,160	1,179,265
3.20%, 04/01/24 (Call 03/01/24)	1,400	1,440,016
3.50%, 08/02/22 (Call 08/02/21)(c)	110	111,946
3.53%, 10/26/21 (Call 10/26/20)(c)	279	282,538

Security	Par (000)	Value

Banks (continued)
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	$1,959	$1,968,681
2.90%, 03/03/21 (Call 02/03/21)	2,475	2,490,837
Svenska Handelsbanken AB
1.50%, 09/06/19	1,750	1,748,766
1.88%, 09/07/21	1,250	1,237,280
1.95%, 09/08/20	700	697,275
2.40%, 10/01/20	1,075	1,075,824
2.45%, 03/30/21	1,425	1,427,311
3.35%, 05/24/21	740	753,210
3.90%, 11/20/23	1,420	1,504,717
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	500	502,892
Toronto-Dominion Bank (The)
1.45%, 08/13/19	750	749,799
1.80%, 07/13/21	1,516	1,505,372
1.85%, 09/11/20	250	248,888
1.90%, 10/24/19	1,000	999,824
2.13%, 04/07/21	1,364	1,361,892
2.25%, 11/05/19	2,107	2,106,779
2.50%, 12/14/20	2,022	2,029,595
2.55%, 01/25/21	1,780	1,788,490
2.65%, 06/12/24	1,500	1,507,644
3.00%, 06/11/20	50	50,414
3.25%, 06/11/21(a)	848	862,492
3.25%, 03/11/24	1,325	1,370,718
3.50%, 07/19/23(a)	1,160	1,211,847
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	1,920	1,922,600
2.40%, 07/30/24 (Call 06/28/24)	1,500	1,493,951
2.95%, 07/15/22 (Call 06/15/22)	1,694	1,721,277
3.00%, 03/15/22 (Call 02/15/22)	1,075	1,093,280
3.38%, 02/05/24 (Call 01/05/24)	2,900	3,020,374
3.70%, 01/30/24 (Call 12/29/23)	20	21,110
4.13%, 05/24/21 (Call 04/23/21)	40	41,220
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,880	1,894,949
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	300	299,471
2.13%, 10/28/19 (Call 09/28/19)	25	24,987
2.35%, 01/23/20 (Call 12/23/19)	2,340	2,343,540
2.85%, 01/23/23 (Call 12/23/22)	250	254,330
3.10%, 05/21/21 (Call 05/21/20)(c)	850	855,427
3.15%, 04/26/21 (Call 03/26/21)(a)	500	507,111
3.40%, 07/24/23 (Call 06/23/23)	1,095	1,137,487
3.45%, 11/16/21 (Call 10/15/21)	405	414,795
UBS AG/Stamford CT
2.35%, 03/26/20(a)	1,850	1,852,683
2.38%, 08/14/19(a)	2,240	2,240,286
4.88%, 08/04/20	150	153,671
Wells Fargo & Co.
2.10%, 07/26/21	2,655	2,642,241
2.50%, 03/04/21	2,005	2,011,506
2.55%, 12/07/20	2,131	2,136,632
2.60%, 07/22/20	2,737	2,743,840
2.63%, 07/22/22	3,860	3,878,631
3.00%, 01/22/21	1,143	1,153,389
3.07%, 01/24/23 (Call 01/24/22)	2,914	2,955,635
3.50%, 03/08/22(a)	2,135	2,193,427
3.75%, 01/24/24 (Call 12/24/23)	3,100	3,248,785
4.13%, 08/15/23	2,640	2,782,640
4.60%, 04/01/21	1,009	1,045,235

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series M, 3.45%, 02/13/23	$1,346	$1,379,436
Series N, 2.15%, 01/30/20	4,477	4,472,330
Wells Fargo Bank N.A.
2.15%, 12/06/19	1,125	1,125,918
2.60%, 01/15/21	1,876	1,884,300
2.90%, 05/27/22 (Call 05/27/21)(c)	2,500	2,521,083
3.33%, 07/23/21 (Call 07/23/20)(c)	1,375	1,386,880
3.55%, 08/14/23 (Call 07/14/23)	1,710	1,779,056
3.63%, 10/22/21 (Call 09/21/21)	775	794,729
Westpac Banking Corp.
1.60%, 08/19/19	1,163	1,162,643
2.00%, 08/19/21	620	616,017
2.10%, 05/13/21(a)	1,127	1,124,230
2.15%, 03/06/20(a)	984	982,649
2.30%, 05/26/20(a)	1,390	1,389,582
2.50%, 06/28/22	1,640	1,647,915
2.60%, 11/23/20	1,000	1,003,598
2.65%, 01/25/21	375	376,943
2.75%, 01/11/23	30	30,377
2.80%, 01/11/22	850	859,965
3.05%, 05/15/20	385	386,962
3.30%, 02/26/24	985	1,022,043
3.65%, 05/15/23	2,275	2,379,499
4.88%, 11/19/19	1,600	1,612,101
Zions Bancorp NA, 3.35%, 03/04/22 (Call 02/04/22)(a)	525	533,121

		653,201,613

Beverages — 2.1%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	2,459	2,472,094
3.30%, 02/01/23 (Call 12/01/22)	4,422	4,555,108
3.70%, 02/01/24	2,000	2,103,013
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	320	322,079
6.88%, 11/15/19	110	111,481
Coca-Cola Co. (The)
1.55%, 09/01/21	955	942,942
1.88%, 10/27/20	1,357	1,352,359
2.20%, 05/25/22	170	170,082
2.45%, 11/01/20	1,155	1,158,594
2.50%, 04/01/23	25	25,334
3.15%, 11/15/20	1,219	1,233,431
3.20%, 11/01/23	2,580	2,681,828
3.30%, 09/01/21	50	51,168
Constellation Brands Inc.
2.25%, 11/06/20	525	523,331
2.65%, 11/07/22 (Call 10/07/22)	350	351,379
2.70%, 05/09/22 (Call 04/09/22)	870	872,450
3.20%, 02/15/23 (Call 01/15/23)	1,033	1,053,587
3.75%, 05/01/21	62	63,277
4.25%, 05/01/23	545	575,914
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	625	630,949
3.00%, 05/18/20	310	311,444
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,042,564
4.83%, 07/15/20	375	384,874
Diageo Investment Corp., 2.88%, 05/11/22	847	859,524
Keurig Dr Pepper Inc.
3.55%, 05/25/21	640	651,079
4.06%, 05/25/23 (Call 04/25/23)	2,855	2,994,169

Security	Par (000)	Value

Beverages (continued)
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	$1,529	$1,519,244
3.50%, 05/01/22	165	168,785
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	525	519,432
1.85%, 04/30/20 (Call 03/30/20)	1,709	1,707,111
2.00%, 04/15/21 (Call 03/15/21)	890	887,531
2.15%, 10/14/20 (Call 09/14/20)	1,420	1,419,376
2.25%, 05/02/22 (Call 04/02/22)	100	100,263
2.75%, 03/05/22	1,090	1,105,293
2.75%, 03/01/23	1,668	1,703,629
3.00%, 08/25/21	1,108	1,125,731
3.10%, 07/17/22 (Call 05/17/22)	300	307,820
3.13%, 11/01/20	205	207,199
3.60%, 03/01/24 (Call 12/01/23)	2,115	2,227,819
4.50%, 01/15/20	50	50,480

		40,543,767

Biotechnology — 1.5%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	95	93,926
2.13%, 05/01/20 (Call 04/01/20)(a)	1,436	1,428,829
2.20%, 05/11/20	1,090	1,088,024
2.25%, 08/19/23 (Call 06/19/23)	1,820	1,806,081
2.65%, 05/11/22 (Call 04/11/22)	1,785	1,795,674
2.70%, 05/01/22 (Call 03/01/22)	215	216,332
3.45%, 10/01/20	914	924,250
3.63%, 05/15/22 (Call 02/15/22)	1,125	1,156,953
3.63%, 05/22/24 (Call 02/22/24)	25	26,164
3.88%, 11/15/21 (Call 08/15/21)	1,286	1,321,351
4.10%, 06/15/21 (Call 03/15/21)	1,010	1,037,288
Biogen Inc.
2.90%, 09/15/20	2,352	2,359,628
3.63%, 09/15/22	190	196,257
Celgene Corp.
2.25%, 08/15/21	140	139,289
2.75%, 02/15/23 (Call 01/15/23)	1,050	1,058,815
2.88%, 08/15/20	2,071	2,078,817
2.88%, 02/19/21	50	50,261
3.25%, 08/15/22	110	112,673
3.25%, 02/20/23 (Call 01/20/23)	760	778,224
3.55%, 08/15/22	928	958,577
3.95%, 10/15/20	1,770	1,801,257
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	10	9,908
2.35%, 02/01/20(a)	935	934,443
2.50%, 09/01/23 (Call 07/01/23)	1,025	1,027,436
2.55%, 09/01/20	2,009	2,013,316
3.25%, 09/01/22 (Call 07/01/22)	434	445,053
3.70%, 04/01/24 (Call 01/01/24)	1,065	1,118,116
4.40%, 12/01/21 (Call 09/01/21)(a)	2,185	2,276,706
4.50%, 04/01/21 (Call 01/01/21)	745	767,206

		29,020,854

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	550	577,302
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	1,005	1,049,673

		1,626,975

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.1%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	$760	$779,219
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,205	2,231,145
3.15%, 05/15/24 (Call 04/15/24)(b)	90	91,673
4.13%, 11/15/21 (Call 08/15/21)	1,040	1,076,809
DuPont de Nemours Inc.
3.77%, 11/15/20	1,200	1,219,582
4.21%, 11/15/23 (Call 10/15/23)	2,392	2,545,885
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	540	553,146
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	790	789,966
4.35%, 12/08/21	1,313	1,373,940
LYB International Finance BV, 4.00%, 07/15/23	715	748,448
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	670	714,260
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	680	690,985
4.25%, 11/15/23 (Call 08/15/23)	775	819,429
PPG Industries Inc., 3.60%, 11/15/20	515	522,721
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,409	1,407,166
2.45%, 02/15/22 (Call 11/15/21)(a)	375	376,954
2.70%, 02/21/23 (Call 11/21/22)	25	25,289
3.00%, 09/01/21	387	392,749
4.05%, 03/15/21	75	77,126
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,604	1,601,624
2.75%, 06/01/22 (Call 05/01/22)	2,230	2,243,704
3.13%, 06/01/24 (Call 04/01/24)	30	30,448
Syngenta Finance NV, 3.13%, 03/28/22	127	126,874

		20,439,142

Commercial Services — 0.5%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	1,078	1,078,504
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	904	917,960
5.50%, 11/01/22 (Call 05/01/22)	75	80,475
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	476	482,147
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	50	49,745
3.30%, 12/15/22 (Call 09/15/22)	620	631,648
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	1,105	1,153,692
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	25	25,056
2.75%, 12/15/21 (Call 11/15/21)	59	59,406
4.50%, 09/01/22 (Call 06/01/22)	630	665,245
4.88%, 02/15/24 (Call 11/15/23)(a)	35	38,198
5.50%, 09/01/20	160	165,157
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	150	152,425
3.50%, 03/16/23 (Call 02/16/23)(a)	1,125	1,159,094
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	513	517,470
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	75	77,419
3.80%, 04/01/21 (Call 03/01/21)	1,566	1,593,432
4.00%, 06/01/23 (Call 05/01/23)	620	646,394

		9,493,467

Security	Par (000)	Value

Computers — 3.5%
Apple Inc.
1.10%, 08/02/19(a)	$325	$325,000
1.55%, 02/07/20(a)	975	973,066
1.55%, 08/04/21 (Call 07/04/21)	3,217	3,176,295
1.80%, 11/13/19	35	34,991
1.80%, 05/11/20(a)	1,249	1,245,973
1.90%, 02/07/20(a)	125	124,752
2.00%, 05/06/20(a)	2,175	2,172,169
2.00%, 11/13/20	175	174,791
2.10%, 09/12/22 (Call 08/12/22)	3,960	3,953,129
2.15%, 02/09/22(a)	2,321	2,322,322
2.25%, 02/23/21 (Call 01/23/21)	3,014	3,019,761
2.30%, 05/11/22 (Call 04/11/22)	1,363	1,369,841
2.40%, 01/13/23 (Call 12/13/22)	150	151,214
2.40%, 05/03/23	3,295	3,318,264
2.50%, 02/09/22 (Call 01/09/22)	1,873	1,889,605
2.70%, 05/13/22	625	634,895
2.85%, 05/06/21(a)	2,453	2,482,918
2.85%, 02/23/23 (Call 12/23/22)	1,060	1,084,561
2.85%, 05/11/24 (Call 03/11/24)	1,150	1,178,648
3.00%, 02/09/24 (Call 12/09/23)	907	935,255
3.45%, 05/06/24	2,200	2,317,175
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	1,400	1,445,486
4.42%, 06/15/21 (Call 05/15/21)(b)	3,959	4,068,498
5.45%, 06/15/23 (Call 04/15/23)(b)	2,697	2,902,338
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	15	15,642
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	239	243,490
3.60%, 10/15/20 (Call 09/15/20)	3,794	3,837,714
4.40%, 10/15/22 (Call 08/15/22)	765	803,547
HP Inc.
3.75%, 12/01/20(a)	570	579,016
4.05%, 09/15/22	25	26,023
4.30%, 06/01/21	210	216,408
4.38%, 09/15/21	40	41,526
4.65%, 12/09/21	165	172,830
IBM Credit LLC
2.20%, 09/08/22	1,105	1,098,597
2.65%, 02/05/21	765	768,514
3.00%, 02/06/23(a)	835	850,310
3.60%, 11/30/21	1,775	1,823,905
International Business Machines Corp.
1.63%, 05/15/20	2,303	2,289,075
1.88%, 08/01/22	510	502,805
1.90%, 01/27/20	260	259,837
2.25%, 02/19/21	500	499,514
2.50%, 01/27/22	1,775	1,780,814
2.85%, 05/13/22	700	708,777
3.00%, 05/15/24	3,000	3,066,242
3.38%, 08/01/23	1,000	1,036,143
3.63%, 02/12/24	2,250	2,359,022
8.38%, 11/01/19	170	172,662
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	125	127,682
4.75%, 06/01/23	1,190	1,232,542
4.88%, 03/01/24 (Call 01/01/24)(a)	1,125	1,152,169

		66,965,753

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
2.30%, 05/03/22	$270	$272,020
3.25%, 03/15/24	500	523,805
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	425	422,693
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,240	1,228,655
1.85%, 02/02/21	125	124,553
1.90%, 11/01/19	840	839,920
1.90%, 10/23/20	389	387,972
2.15%, 08/11/22	2,185	2,187,690
2.30%, 02/06/22	670	672,988
Unilever Capital Corp.
1.38%, 07/28/21	570	560,524
1.80%, 05/05/20	25	24,902
2.10%, 07/30/20	900	899,012
2.20%, 05/05/22 (Call 04/05/22)	990	988,626
3.00%, 03/07/22	550	560,403
3.13%, 03/22/23 (Call 02/22/23)	680	699,716
3.25%, 03/07/24 (Call 02/07/24)	250	260,316
4.25%, 02/10/21(a)	875	901,432

		11,555,227

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,020	1,032,943
3.50%, 05/26/22 (Call 04/26/22)(a)	550	559,425
3.95%, 02/01/22 (Call 01/01/22)(a)	1,770	1,816,266
4.13%, 07/03/23 (Call 06/03/23)	275	286,542
4.50%, 05/15/21	2,510	2,586,842
4.63%, 10/30/20	1,288	1,318,802
4.63%, 07/01/22	170	178,243
4.88%, 01/16/24 (Call 12/16/23)	1,250	1,341,215
5.00%, 10/01/21	130	135,932
Air Lease Corp.
2.13%, 01/15/20	139	138,783
2.50%, 03/01/21	165	165,014
2.63%, 07/01/22 (Call 06/01/22)	641	638,734
2.75%, 01/15/23 (Call 12/15/22)(a)	795	793,221
3.00%, 09/15/23 (Call 07/15/23)(a)	95	95,441
3.38%, 06/01/21 (Call 05/01/21)	912	923,029
3.75%, 02/01/22 (Call 12/01/21)(a)	40	40,886
3.88%, 04/01/21 (Call 03/01/21)	250	254,902
3.88%, 07/03/23 (Call 06/03/23)	1,050	1,088,651
4.25%, 02/01/24	800	840,383
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	40	41,032
4.40%, 09/25/23 (Call 08/25/23)	1,220	1,266,862
5.00%, 04/01/23	324	342,289
5.13%, 03/15/21(a)	150	154,841
5.50%, 02/15/22	50	52,849
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	575	573,983
2.50%, 08/01/22 (Call 07/01/22)	1,846	1,850,843
2.50%, 07/30/24 (Call 06/30/24)	165	164,084
2.65%, 12/02/22	1,190	1,199,552
2.75%, 05/20/22 (Call 04/20/22)	500	504,256
3.00%, 02/22/21 (Call 01/22/21)	50	50,512
3.38%, 05/17/21 (Call 04/17/21)	597	607,144
3.40%, 02/27/23 (Call 01/27/23)	2,915	3,008,325
3.40%, 02/22/24 (Call 01/22/24)	1,168	1,211,029
3.70%, 08/03/23 (Call 07/03/23)	1,381	1,442,432

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)(a)	$1,628	$1,626,441
2.25%, 08/15/19	1,259	1,258,839
2.25%, 05/05/21 (Call 04/04/21)	2,165	2,163,480
2.38%, 05/26/20 (Call 04/25/20)(a)	2,530	2,535,756
2.70%, 03/03/22 (Call 01/31/22)	2,720	2,746,980
Series F, 2.60%, 09/14/20 (Call 08/14/20)	1,782	1,786,225
Ameriprise Financial Inc.
3.00%, 03/22/22	65	66,022
4.00%, 10/15/23	508	537,615
5.30%, 03/15/20	508	518,029
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	1,000	1,048,885
Capital One Bank USA N.A., 3.38%, 02/15/23	620	631,714
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	15	14,994
2.50%, 05/12/20 (Call 04/12/20)(a)	1,048	1,047,856
3.05%, 03/09/22 (Call 02/09/22)	2,530	2,560,155
3.20%, 01/30/23 (Call 12/30/22)	2,891	2,946,397
3.45%, 04/30/21 (Call 03/30/21)	925	938,439
3.50%, 06/15/23	1,750	1,797,698
3.90%, 01/29/24 (Call 12/29/23)	1,330	1,389,804
4.75%, 07/15/21	575	599,609
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	1,227	1,242,079
3.25%, 05/21/21 (Call 04/21/21)	1,136	1,154,907
3.55%, 02/01/24 (Call 01/01/24)(a)	100	105,071
4.45%, 07/22/20	1,400	1,429,936
CME Group Inc., 3.00%, 09/15/22	900	920,713
Discover Financial Services, 3.85%, 11/21/22	980	1,017,080
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	6,599	6,566,003
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	1,142	1,139,820
2.75%, 12/01/20 (Call 11/01/20)(a)	1,647	1,654,037
4.00%, 10/15/23	100	106,048
International Lease Finance Corp.
4.63%, 04/15/21	920	948,387
5.88%, 08/15/22	550	598,537
8.25%, 12/15/20	125	134,250
8.63%, 01/15/22	140	159,031
Invesco Finance PLC
3.13%, 11/30/22	250	254,432
4.00%, 01/30/24	150	158,449
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	225	242,877
Jefferies Group LLC
5.13%, 01/20/23(a)	815	872,424
6.88%, 04/15/21(a)	630	671,841
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	570	567,372
3.38%, 04/01/24	25	26,236
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	18	19,301
Nomura Holdings Inc., 6.70%, 03/04/20	1,105	1,131,496
ORIX Corp.
2.90%, 07/18/22	297	299,376
4.05%, 01/16/24	575	606,471
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	349	348,972
2.85%, 07/25/22 (Call 06/25/22)	230	230,128

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 08/15/21 (Call 06/15/21)(a)	$760	$773,322
4.38%, 03/19/24 (Call 02/19/24)	530	558,098
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,588	1,609,153
5.60%, 12/01/19	362	366,166
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	690	689,951
2.20%, 12/14/20 (Call 11/14/20)	3,921	3,924,602
2.80%, 12/14/22 (Call 10/14/22)	1,914	1,950,723

		85,397,514

Electric — 2.1%
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	100	100,337
American Electric Power Co. Inc., 2.15%, 11/13/20	1,335	1,329,866
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	25	26,309
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	805	805,497
3.60%, 11/01/21	555	568,204
3.85%, 02/01/24 (Call 01/01/24)	120	125,431
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	225	228,000
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	871	865,972
Dominion Energy Inc.
2.58%, 07/01/20	546	546,117
2.72%, 08/15/21(d)	245	245,428
3.07%, 08/15/24(a)(d)	600	605,048
4.10%, 04/01/21(d)	691	704,989
Series B, 1.60%, 08/15/19(a)	5	4,999
DTE Energy Co., Series D, 3.70%, 08/01/23 (Call 07/01/23)	415	432,252
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	149	150,272
3.05%, 03/15/23 (Call 02/15/23)	700	718,789
3.90%, 06/15/21 (Call 03/15/21)	270	276,940
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,032	1,020,324
2.40%, 08/15/22 (Call 07/15/22)	836	834,453
3.05%, 08/15/22 (Call 05/15/22)	320	324,812
3.55%, 09/15/21 (Call 06/15/21)	372	380,184
3.75%, 04/15/24 (Call 01/15/24)	153	160,579
Duke Energy Indiana LLC, 3.75%, 07/15/20	95	96,505
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	1,080	1,095,422
3.00%, 09/15/21 (Call 06/15/21)	121	122,708
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	1,455	1,456,727
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	573	596,330
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	225	227,077
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)(a)	125	125,338
3.50%, 06/01/22 (Call 05/01/22)	605	619,044
5.15%, 12/01/20 (Call 09/01/20)	881	906,067
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	936	956,125
4.00%, 10/01/20 (Call 07/01/20)	105	106,439
4.25%, 06/15/22 (Call 03/15/22)	476	496,322
5.20%, 10/01/19	1,562	1,567,433
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	510	515,059
Series B, 4.25%, 03/15/23 (Call 12/15/22)	240	252,940

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	$100	$101,569
Georgia Power Co.
4.25%, 12/01/19	157	157,680
Series C, 2.00%, 09/08/20	425	422,637
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	100,422
Nevada Power Co., Series BB, 2.75%, 04/15/20(a)	175	175,805
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	30	30,244
2.90%, 04/01/22	420	426,221
3.15%, 04/01/24 (Call 03/01/24)	1,510	1,549,032
Ohio Power Co., Series M, 5.38%, 10/01/21	75	79,680
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(b)	750	760,318
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	50	51,187
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,585	1,622,149
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,105	1,113,311
3.85%, 06/01/23 (Call 05/01/23)	1,510	1,571,989
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	460	461,616
Puget Energy Inc., 6.00%, 09/01/21	125	133,024
Sempra Energy
2.40%, 02/01/20	640	640,599
2.40%, 03/15/20 (Call 02/15/20)(a)	1,259	1,260,066
2.88%, 10/01/22 (Call 07/01/22)	870	876,907
2.90%, 02/01/23 (Call 01/01/23)	665	670,214
3.55%, 06/15/24 (Call 03/15/24)	500	516,527
4.05%, 12/01/23 (Call 09/01/23)	115	120,832
Southern California Edison Co., 3.88%, 06/01/21 (Call 03/01/21)(a)	1,175	1,197,492
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,821	1,815,629
2.75%, 06/15/20 (Call 05/15/20)	1,272	1,274,938
2.95%, 07/01/23 (Call 05/01/23)	1,580	1,611,599
Southern Power Co., Series D, 1.95%, 12/15/19	60	59,941
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,189	1,202,814
WEC Energy Group Inc., 3.38%, 06/15/21	35	35,567
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	722	726,216

		40,360,563

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	220	221,912

Electronics — 0.4%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	165	172,432
5.00%, 07/15/20	200	204,648
Flex Ltd., 5.00%, 02/15/23	1,177	1,239,232
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	100	99,574
Honeywell International Inc.
1.40%, 10/30/19	1,650	1,646,151
1.80%, 10/30/19	583	582,789
1.85%, 11/01/21 (Call 10/01/21)	2,650	2,629,446
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)(a)	365	369,996

		6,944,268

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	60	60,007
3.55%, 06/01/22 (Call 03/01/22)	1,339	1,374,527
4.75%, 05/15/23 (Call 02/15/23)	175	188,244

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.00%, 03/01/20	$400	$405,947
5.25%, 11/15/21	141	149,872
5.50%, 09/15/19	1,408	1,412,839
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	982	982,671
2.90%, 09/15/22 (Call 06/15/22)	80	81,312
2.95%, 06/15/24 (Call 05/15/24)	600	613,622
4.75%, 06/30/20	1,063	1,086,720

		6,355,761

Food — 1.4%
Campbell Soup Co.
3.30%, 03/15/21	358	362,239
3.65%, 03/15/23 (Call 02/15/23)	1,952	2,014,172
4.25%, 04/15/21	25	25,611
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,375	1,399,813
3.80%, 10/22/21	640	657,503
General Mills Inc.
2.20%, 10/21/19	790	788,863
2.60%, 10/12/22 (Call 09/12/22)	508	509,095
3.15%, 12/15/21 (Call 09/15/21)	754	765,103
3.20%, 04/16/21	110	111,415
3.70%, 10/17/23 (Call 09/17/23)	825	863,877
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	790	822,126
JM Smucker Co. (The), 3.50%, 10/15/21	640	653,253
Kellogg Co.
2.65%, 12/01/23	50	50,613
4.00%, 12/15/20	1,268	1,295,019
4.15%, 11/15/19(a)	100	100,429
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,968	1,970,423
3.50%, 06/06/22	850	869,179
3.50%, 07/15/22 (Call 05/15/22)	1,535	1,569,009
4.00%, 06/15/23 (Call 05/15/23)	1,584	1,656,537
5.38%, 02/10/20	1,610	1,632,426
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	550	556,223
3.30%, 01/15/21 (Call 12/15/20)	1,514	1,531,082
3.40%, 04/15/22 (Call 01/15/22)	63	64,399
3.85%, 08/01/23 (Call 05/01/23)	50	52,268
6.15%, 01/15/20(a)	275	279,875
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	100	100,685
Mondelez International Inc.
3.00%, 05/07/20	200	200,011
3.63%, 05/07/23 (Call 04/07/23)(a)	1,325	1,379,672
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	713	714,543
2.60%, 10/01/20 (Call 09/01/20)	1,351	1,354,419
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	150	149,240
2.65%, 08/15/19	1,701	1,701,045
4.50%, 06/15/22 (Call 03/15/22)	595	624,806

		26,824,973

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	25	30,673

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	165	168,920

Security	Par (000)	Value

Gas (continued)
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	$765	$768,761
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	194	197,744
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	316	317,199

		1,452,624

Health Care – Products — 1.4%
Abbott Laboratories
2.55%, 03/15/22	110	110,690
2.90%, 11/30/21 (Call 10/30/21)	4,143	4,195,680
3.40%, 11/30/23 (Call 09/30/23)	204	212,585
Becton Dickinson and Co.
2.40%, 06/05/20	155	154,776
2.68%, 12/15/19(a)	2,005	2,005,628
2.89%, 06/06/22 (Call 05/06/22)	2,641	2,663,948
3.13%, 11/08/21	90	91,105
3.25%, 11/12/20	125	126,049
3.36%, 06/06/24 (Call 04/06/24)(a)	1,000	1,033,181
Boston Scientific Corp.
3.38%, 05/15/22	95	97,379
3.45%, 03/01/24 (Call 02/01/24)	1,620	1,680,279
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)	50	50,022
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	350	355,466
3.15%, 03/15/22	2,915	2,986,610
3.63%, 03/15/24 (Call 12/15/23)	1,125	1,182,829
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,325	1,328,583
3.38%, 05/15/24 (Call 02/15/24)	50	52,046
4.38%, 01/15/20	277	278,836
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	990	1,010,603
3.15%, 01/15/23 (Call 10/15/22)	1,485	1,518,775
3.30%, 02/15/22	630	644,805
3.60%, 08/15/21 (Call 05/15/21)	1,766	1,802,297
4.15%, 02/01/24 (Call 11/01/23)	160	170,895
4.50%, 03/01/21	770	794,784
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	2,250	2,252,060
3.15%, 04/01/22 (Call 02/01/22)	226	229,046

		27,028,957

Health Care – Services — 1.4%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,210	2,213,464
2.80%, 06/15/23 (Call 04/15/23)	196	196,475
4.13%, 06/01/21 (Call 03/01/21)	50	51,309
Anthem Inc.
2.25%, 08/15/19	900	899,895
2.50%, 11/21/20(a)	339	339,503
2.95%, 12/01/22 (Call 11/01/22)	1,150	1,165,236
3.13%, 05/15/22	174	177,050
3.30%, 01/15/23	1,100	1,128,230
3.70%, 08/15/21 (Call 05/15/21)	865	883,556
4.35%, 08/15/20	980	999,432
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)	715	737,674
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	1,000	1,045,201
HCA Inc.
4.75%, 05/01/23	1,052	1,121,226
5.00%, 03/15/24	2,440	2,647,277
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)(a)	780	791,876

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Laboratory Corp. of America Holdings
2.63%, 02/01/20	$310	$310,061
3.20%, 02/01/22	310	315,121
3.75%, 08/23/22 (Call 05/23/22)(a)	1,148	1,182,330
Quest Diagnostics Inc., 4.75%, 01/30/20(a)	392	396,792
UnitedHealth Group Inc.
1.95%, 10/15/20	555	552,866
2.13%, 03/15/21	1,454	1,449,739
2.30%, 12/15/19(a)	801	802,130
2.38%, 10/15/22	910	912,578
2.70%, 07/15/20	1,859	1,865,802
2.88%, 12/15/21	50	50,684
2.88%, 03/15/22 (Call 12/15/21)	1,434	1,451,600
2.88%, 03/15/23	1,113	1,132,880
3.35%, 07/15/22	385	396,323
3.38%, 11/15/21 (Call 08/15/21)	110	112,294
3.50%, 06/15/23	1,500	1,563,759
3.50%, 02/15/24	30	31,439

		26,923,802

Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	785	784,565
3.63%, 01/19/22 (Call 12/19/21)	430	434,293
3.88%, 01/15/20 (Call 12/15/19)	75	75,374
4.20%, 06/10/24 (Call 05/10/24)	1,040	1,061,621

		2,355,853

Housewares — 0.1%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	1,629	1,649,154

Insurance — 1.7%
Aflac Inc., 3.63%, 06/15/23	690	722,314
Allstate Corp. (The), 3.15%, 06/15/23	100	102,887
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	2,672	2,705,889
3.38%, 08/15/20	280	283,012
4.13%, 02/15/24	562	597,227
4.88%, 06/01/22	1,056	1,125,797
6.40%, 12/15/20	440	463,292
Aon Corp., 5.00%, 09/30/20	125	128,576
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,043	1,083,056
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19(a)	1,206	1,205,533
2.90%, 10/15/20	657	663,025
3.00%, 05/15/22	275	280,602
4.25%, 01/15/21	1,251	1,289,013
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,342	1,343,490
2.75%, 03/15/23 (Call 01/15/23)	2,535	2,584,785
3.40%, 01/31/22	785	808,534
3.75%, 08/15/21	60	61,797
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	1,309	1,309,187
2.88%, 11/03/22 (Call 09/03/22)	1,040	1,056,324
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,636	1,750,275
5.50%, 03/30/20	290	296,001
Lincoln National Corp., 4.00%, 09/01/23	50	52,775
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	535	539,060

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)(a)	$1,057	$1,058,331
2.75%, 01/30/22 (Call 12/30/21)	385	387,773
3.50%, 12/29/20	230	233,409
3.88%, 03/15/24 (Call 02/15/24)	2,000	2,115,265
4.80%, 07/15/21 (Call 04/15/21)(a)	350	363,502
MetLife Inc.
3.05%, 12/15/22	673	688,019
Series D, 4.37%, 09/15/23	1,110	1,196,716
Progressive Corp. (The), 3.75%, 08/23/21	25	25,665
Prudential Financial Inc.
3.50%, 05/15/24(a)	25	26,365
4.50%, 11/15/20	450	462,068
5.38%, 06/21/20	633	650,689
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,815	1,852,247
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,500	1,549,339
Willis Towers Watson PLC, 5.75%, 03/15/21	50	52,535

		31,114,374

Internet — 0.7%
Alphabet Inc.
3.38%, 02/25/24	200	210,625
3.63%, 05/19/21	1,407	1,445,018
Amazon.com Inc.
1.90%, 08/21/20	1,789	1,784,399
2.40%, 02/22/23 (Call 01/22/23)	1,828	1,841,672
2.50%, 11/29/22 (Call 08/29/22)	350	353,326
2.60%, 12/05/19 (Call 11/05/19)	1,615	1,617,499
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	60	60,672
eBay Inc.
2.15%, 06/05/20	280	279,859
2.60%, 07/15/22 (Call 04/15/22)	1,669	1,678,125
2.75%, 01/30/23 (Call 12/30/22)	729	734,017
2.88%, 08/01/21 (Call 06/01/21)	1,631	1,641,361
3.25%, 10/15/20 (Call 07/15/20)	269	270,998
3.80%, 03/09/22 (Call 02/09/22)	175	180,632
Expedia Group Inc., 5.95%, 08/15/20	360	371,567

		12,469,770

Iron & Steel — 0.3%
ArcelorMittal
3.60%, 07/16/24	750	755,179
5.25%, 08/05/20	411	420,677
5.50%, 03/01/21	855	888,925
6.25%, 02/25/22	1,800	1,945,628
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	700	737,413
4.13%, 09/15/22 (Call 06/15/22)	115	120,805

		4,868,627

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	485	487,570
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)	1,621	1,612,481

		2,100,051

Machinery — 1.7%
ABB Finance USA Inc., 2.88%, 05/08/22	1,052	1,066,651
Caterpillar Financial Services Corp.
1.70%, 08/09/21	460	455,377
1.85%, 09/04/20	1,136	1,131,473
2.00%, 11/29/19	427	425,948
2.00%, 03/05/20(a)	1,904	1,903,656

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.10%, 01/10/20(a)	$50	$49,954
2.25%, 12/01/19	515	514,847
2.40%, 06/06/22	950	953,700
2.55%, 11/29/22	474	477,832
2.85%, 06/01/22	50	50,802
2.85%, 05/17/24	500	510,560
2.95%, 05/15/20	45	45,215
2.95%, 02/26/22	1,012	1,030,973
3.15%, 09/07/21	375	382,185
3.45%, 05/15/23	500	520,150
3.65%, 12/07/23	753	793,581
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	65	65,549
3.40%, 05/15/24 (Call 02/15/24)	500	523,764
3.90%, 05/27/21	1,937	1,993,893
CNH Industrial Capital LLC
4.20%, 01/15/24	500	522,327
4.38%, 04/05/22(a)	225	233,315
4.88%, 04/01/21	1,415	1,463,281
CNH Industrial NV, 4.50%, 08/15/23(a)	552	581,702
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	2,005	2,021,916
4.38%, 10/16/19	440	442,181
John Deere Capital Corp.
1.25%, 10/09/19	982	980,676
1.70%, 01/15/20	80	79,894
1.95%, 06/22/20	130	129,608
2.05%, 03/10/20	410	409,116
2.15%, 09/08/22	1,233	1,228,479
2.35%, 01/08/21	155	155,494
2.38%, 07/14/20	508	509,674
2.55%, 01/08/21	1,006	1,009,452
2.60%, 03/07/24	560	563,932
2.65%, 01/06/22	500	504,800
2.65%, 06/24/24	30	30,404
2.70%, 01/06/23	130	131,667
2.75%, 03/15/22	511	517,278
2.80%, 03/04/21	700	706,450
2.80%, 03/06/23	1,085	1,105,199
3.13%, 09/10/21(a)	475	483,296
3.15%, 10/15/21	425	432,364
3.20%, 01/10/22	640	653,989
3.65%, 10/12/23	25	26,334
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	370	372,153
3.00%, 12/15/20 (Call 11/15/20)	1,143	1,149,647
3.65%, 09/15/23 (Call 08/15/23)	745	773,454
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,205	1,265,747
Xylem Inc./NY, 4.88%, 10/01/21(a)	125	131,057

		31,510,996

Manufacturing — 1.0%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	75	74,112
2.00%, 08/07/20	50	49,897
2.00%, 06/26/22	890	884,994
2.25%, 03/15/23 (Call 02/15/23)(a)	655	654,563
3.25%, 02/14/24 (Call 01/14/24)	1,215	1,264,430
Eaton Corp., 2.75%, 11/02/22	1,205	1,214,223

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	$1,573	$1,569,959
2.70%, 10/09/22	3,373	3,365,528
3.10%, 01/09/23	1,755	1,772,287
3.15%, 09/07/22	500	505,189
3.38%, 03/11/24	25	25,609
4.38%, 09/16/20(a)	1,054	1,074,550
4.63%, 01/07/21	2,185	2,242,173
4.65%, 10/17/21	1,866	1,943,059
5.30%, 02/11/21	37	38,359
5.50%, 01/08/20	794	803,812
5.55%, 05/04/20	100	102,259
6.00%, 08/07/19	660	660,267
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23(a)	330	349,346
Parker-Hannifin Corp., 2.70%, 06/14/24 (Call 05/14/24)	615	618,213

		19,212,829

Media — 2.3%
CBS Corp., 3.38%, 03/01/22 (Call 12/01/21)	717	731,723
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,261	2,279,461
4.46%, 07/23/22 (Call 05/23/22)	2,969	3,111,185
4.50%, 02/01/24 (Call 01/01/24)	825	875,350
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,064	1,303,627
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	680	670,475
2.75%, 03/01/23 (Call 02/01/23)	875	887,559
2.85%, 01/15/23(a)	1,785	1,816,851
3.00%, 02/01/24 (Call 01/01/24)	150	153,810
3.13%, 07/15/22	1,063	1,089,595
3.30%, 10/01/20	149	150,712
3.45%, 10/01/21	500	512,268
3.60%, 03/01/24	1,935	2,037,056
3.70%, 04/15/24 (Call 03/15/24)	1,675	1,770,668
5.15%, 03/01/20	1,864	1,896,562
Discovery Communications LLC
2.20%, 09/20/19	25	24,982
2.80%, 06/15/20 (Call 05/15/20)	481	481,484
2.95%, 03/20/23 (Call 02/20/23)	1,075	1,084,781
4.38%, 06/15/21	651	672,619
Fox Corp.
3.67%, 01/25/22(b)	1,000	1,030,592
4.03%, 01/25/24 (Call 12/25/23)(b)	1,165	1,232,403
NBCUniversal Media LLC
2.88%, 01/15/23	1,025	1,044,882
4.38%, 04/01/21	1,839	1,902,623
5.15%, 04/30/20(a)	2,430	2,483,886
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,010	1,031,491
4.13%, 02/15/21 (Call 11/15/20)	1,552	1,578,413
5.00%, 02/01/20	1,869	1,890,817
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	50	58,959
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	220	219,173
1.95%, 03/04/20	797	797,039
2.15%, 09/17/20	300	299,935
2.30%, 02/12/21	970	971,498
2.35%, 12/01/22	1,476	1,483,219

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.45%, 03/04/22	$1,900	$1,914,322
2.75%, 08/16/21	145	146,727
Viacom Inc.
3.88%, 12/15/21(a)	695	712,725
4.25%, 09/01/23 (Call 06/01/23)	1,162	1,223,311
4.50%, 03/01/21	190	195,312
Walt Disney Co. (The)
3.00%, 09/15/22(b)	425	434,234
4.50%, 02/15/21(b)	1,285	1,328,368

		43,530,697

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	1,109	1,108,623
2.50%, 01/15/23 (Call 10/15/22)	320	321,902

		1,430,525

Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,375	1,392,855
3.25%, 11/21/21	105	107,175
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	50	51,703
Newmont Goldcorp Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,525	1,554,795
3.70%, 03/15/23 (Call 12/15/22)(b)	795	821,821
5.13%, 10/01/19	492	493,772

		4,422,121

Oil & Gas — 4.9%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	1,666	1,718,470
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	141	140,487
2.52%, 09/19/22 (Call 08/19/22)	985	990,132
2.75%, 05/10/23	530	536,332
3.22%, 11/28/23 (Call 09/28/23)	25	25,750
3.22%, 04/14/24 (Call 02/14/24)	1,000	1,028,556
3.25%, 05/06/22	1,143	1,171,256
3.79%, 02/06/24 (Call 01/06/24)	1,250	1,319,337
4.50%, 10/01/20	2,975	3,048,880
4.74%, 03/11/21	878	911,929
BP Capital Markets PLC
2.32%, 02/13/20(a)	1,115	1,114,518
2.50%, 11/06/22	756	760,245
2.52%, 01/15/20	1,135	1,136,703
3.06%, 03/17/22	132	134,636
3.56%, 11/01/21	3,038	3,120,285
3.81%, 02/10/24	1,000	1,055,286
3.99%, 09/26/23	200	212,350
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,813	1,830,396
3.45%, 11/15/21 (Call 08/15/21)	245	249,350
3.80%, 04/15/24 (Call 01/15/24)(a)	80	83,518
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	170	170,286
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	2,280	2,279,917
1.99%, 03/03/20	425	425,062
2.10%, 05/16/21 (Call 04/15/21)	1,510	1,508,872
2.19%, 11/15/19 (Call 10/15/19)(a)	250	250,131
2.36%, 12/05/22 (Call 09/05/22)	1,817	1,829,235
2.41%, 03/03/22 (Call 01/03/22)	650	654,424
2.42%, 11/17/20 (Call 10/17/20)	705	707,688

Security	Par (000)	Value

Oil & Gas (continued)
2.43%, 06/24/20 (Call 05/24/20)	$490	$491,735
2.50%, 03/03/22 (Call 02/03/22)	1,173	1,183,347
2.57%, 05/16/23 (Call 03/16/23)(a)	1,850	1,875,298
2.90%, 03/03/24 (Call 01/03/24)	25	25,723
3.19%, 06/24/23 (Call 03/24/23)	2,576	2,668,744
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	500	526,308
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,025	1,049,065
4.50%, 04/15/23 (Call 01/15/23)	1,600	1,669,454
5.00%, 09/15/22 (Call 09/03/19)(a)	330	333,216
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	395	403,173
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,325	1,327,495
2.63%, 03/15/23 (Call 12/15/22)	1,265	1,276,862
4.10%, 02/01/21	925	950,775
4.40%, 06/01/20	150	152,775
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	1,632	1,604,051
4.88%, 11/15/21(a)	1,605	1,662,832
Equinor ASA
2.45%, 01/17/23	895	901,059
2.65%, 01/15/24	1,750	1,773,938
2.75%, 11/10/21	144	145,643
3.15%, 01/23/22	545	556,941
3.70%, 03/01/24	1,155	1,222,135
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	1,116	1,115,612
2.22%, 03/01/21 (Call 02/01/21)	4,459	4,465,842
2.40%, 03/06/22 (Call 01/06/22)	100	100,630
2.73%, 03/01/23 (Call 01/01/23)	705	717,891
3.18%, 03/15/24 (Call 12/15/23)	500	520,707
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)(a)	400	412,802
7.25%, 12/15/19	472	480,486
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,007	1,007,732
2.80%, 11/01/22 (Call 08/01/22)	325	325,481
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,048	1,059,509
4.75%, 12/15/23 (Call 10/15/23)	275	296,816
5.13%, 03/01/21	399	414,780
Newfield Exploration Co.
5.63%, 07/01/24	1,000	1,104,545
5.75%, 01/30/22	165	176,284
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	340	350,403
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	1,663	1,664,704
3.13%, 02/15/22 (Call 11/15/21)	630	637,467
Series 1, 4.10%, 02/01/21 (Call 11/01/20)(a)	1,586	1,618,585
Phillips 66, 4.30%, 04/01/22	1,690	1,776,935
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	75	75,963
3.95%, 07/15/22 (Call 04/15/22)	878	909,938
Shell International Finance BV
1.75%, 09/12/21	110	108,888
1.88%, 05/10/21	1,820	1,808,371
2.13%, 05/11/20	2,412	2,416,128
2.25%, 11/10/20	1,349	1,349,733
2.25%, 01/06/23	1,124	1,125,116
2.38%, 08/21/22	826	829,594

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.40%, 08/12/23	$800	$834,850
3.50%, 11/13/23 (Call 10/13/23)	915	959,564
4.30%, 09/22/19	2,535	2,543,282
4.38%, 03/25/20	1,481	1,497,337
Total Capital Canada Ltd., 2.75%, 07/15/23	1,720	1,748,316
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	250	249,671
2.70%, 01/25/23	650	659,745
2.75%, 06/19/21	1,425	1,438,946
2.88%, 02/17/22	750	761,658
3.70%, 01/15/24	500	528,642
3.75%, 04/10/24	500	530,471
Total Capital SA
4.13%, 01/28/21	165	169,744
4.45%, 06/24/20	2,807	2,859,371

		91,867,139

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,324	1,333,540
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	48	48,815
3.50%, 08/01/23 (Call 05/01/23)	1,480	1,527,465
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	1,120	1,114,545
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,238	1,294,989

		5,319,354

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	600	639,204

Pharmaceuticals — 6.2%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	3,055	3,048,610
2.50%, 05/14/20 (Call 04/14/20)(a)	2,262	2,261,706
2.85%, 05/14/23 (Call 03/14/23)	1,610	1,619,971
2.90%, 11/06/22	2,371	2,390,572
3.20%, 11/06/22 (Call 09/06/22)	902	918,160
3.38%, 11/14/21	475	484,479
3.75%, 11/14/23 (Call 10/14/23)	1,704	1,773,260
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	1,484	1,506,280
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	4,622	4,632,242
3.45%, 03/15/22 (Call 01/15/22)	2,147	2,187,207
3.85%, 06/15/24 (Call 03/15/24)	500	519,972
Allergan Inc./U.S., 3.38%, 09/15/20	86	86,725
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	35	35,992
3.50%, 11/15/21 (Call 08/15/21)	130	132,256
AstraZeneca PLC
1.95%, 09/18/19	1,568	1,566,739
2.38%, 11/16/20	1,913	1,912,410
2.38%, 06/12/22 (Call 05/12/22)	340	340,532
3.50%, 08/17/23 (Call 07/17/23)(a)	805	836,731
Bristol-Myers Squibb Co.
2.00%, 08/01/22	803	796,091
2.60%, 05/16/22(b)	668	674,061
2.90%, 07/26/24 (Call 06/26/24)(b)	2,500	2,554,674
3.25%, 11/01/23	210	217,468

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	$2,180	$2,171,644
3.08%, 06/15/24 (Call 04/15/24)	305	305,048
3.20%, 03/15/23	700	708,558
Cigna Corp.
3.20%, 09/17/20(b)	300	302,174
3.40%, 09/17/21(b)	2,552	2,598,978
3.75%, 07/15/23 (Call 06/15/23)(b)	2,615	2,715,621
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,294	2,278,915
2.25%, 08/12/19	1,525	1,525,056
2.75%, 12/01/22 (Call 09/01/22)	1,460	1,462,132
2.80%, 07/20/20 (Call 06/20/20)	2,423	2,428,011
3.13%, 03/09/20	256	256,934
3.35%, 03/09/21	2,165	2,192,470
3.50%, 07/20/22 (Call 05/20/22)	745	764,482
3.70%, 03/09/23 (Call 02/09/23)	6,139	6,335,053
4.00%, 12/05/23 (Call 09/05/23)	165	172,645
4.13%, 05/15/21 (Call 02/15/21)	1,245	1,274,883
Eli Lilly & Co., 2.35%, 05/15/22	525	527,104
Express Scripts Holding Co.
2.60%, 11/30/20	618	618,548
3.00%, 07/15/23 (Call 05/15/23)	360	364,538
3.05%, 11/30/22 (Call 10/31/22)	425	430,471
3.30%, 02/25/21 (Call 01/25/21)	850	860,176
3.50%, 06/15/24 (Call 03/15/24)	250	258,542
3.90%, 02/15/22	1,143	1,180,230
4.75%, 11/15/21	2,486	2,606,164
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	1,275	1,296,936
3.38%, 05/15/23	1,445	1,495,033
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,202	1,218,426
2.88%, 06/01/22 (Call 05/01/22)	50	50,696
3.00%, 06/01/24 (Call 05/01/24)	2,000	2,053,926
3.13%, 05/14/21	800	811,221
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,855	1,843,017
1.88%, 12/05/19	293	292,950
1.95%, 11/10/20	125	124,807
2.05%, 03/01/23 (Call 01/01/23)	25	25,016
2.25%, 03/03/22 (Call 02/03/22)	653	655,737
2.95%, 09/01/20	575	580,253
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	1,525	1,588,851
Mead Johnson Nutrition Co.
3.00%, 11/15/20	111	111,820
4.90%, 11/01/19(a)	125	125,841
Medco Health Solutions Inc., 4.13%, 09/15/20	100	101,713
Merck & Co. Inc.
1.85%, 02/10/20(a)	1,448	1,440,710
2.35%, 02/10/22	1,414	1,421,417
2.40%, 09/15/22 (Call 06/15/22)	150	151,029
2.80%, 05/18/23	1,955	1,999,950
2.90%, 03/07/24 (Call 02/07/24)	1,200	1,234,390
3.88%, 01/15/21 (Call 10/15/20)	25	25,525
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	3,065	3,090,131
3.75%, 12/15/20 (Call 11/15/20)	285	289,001

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.80%, 02/14/20	$1,265	$1,263,677
2.40%, 05/17/22 (Call 04/17/22)	805	809,758
2.40%, 09/21/22	1,505	1,514,119
3.40%, 05/06/24(a)	2,000	2,101,755
4.40%, 04/24/20	983	997,319
Pfizer Inc.
1.70%, 12/15/19(a)	673	671,317
1.95%, 06/03/21	1,351	1,345,218
2.20%, 12/15/21	1,550	1,549,692
2.80%, 03/11/22	75	76,307
2.95%, 03/15/24 (Call 02/15/24)	1,345	1,382,283
3.00%, 09/15/21	250	254,070
3.00%, 06/15/23	692	711,303
3.20%, 09/15/23 (Call 08/15/23)	1,025	1,063,768
3.40%, 05/15/24	540	564,465
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	1,900	1,975,668
4.00%, 03/29/21	1,559	1,603,589
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,890	2,887,098
2.40%, 09/23/21 (Call 08/23/21)	2,500	2,494,611
2.88%, 09/23/23 (Call 07/23/23)	1,875	1,893,143
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20(b)	450	457,583
4.00%, 11/26/21 (Call 10/26/21)(b)	300	309,387
4.40%, 11/26/23 (Call 10/26/23)(b)	2,954	3,157,606
Wyeth LLC, 6.45%, 02/01/24	55	64,442
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,020	1,043,328
3.45%, 11/13/20 (Call 10/13/20)	250	252,967

		117,307,384

Pipelines — 3.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	350	357,520
5.50%, 10/15/19 (Call 09/15/19)(a)	235	235,458
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	274	269,205
4.88%, 02/01/21 (Call 11/01/20)	500	508,220
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	1,160	1,166,121
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	1,040	1,057,217
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	175	180,395
4.38%, 10/15/20 (Call 09/15/20)	1,062	1,083,349
5.20%, 03/15/20	346	352,074
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	610	616,812
4.00%, 10/01/23 (Call 07/01/23)	1,191	1,249,001
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	991	1,014,119
4.15%, 10/01/20 (Call 08/01/20)	1,850	1,877,692
4.25%, 03/15/23 (Call 12/15/22)	348	362,567
4.50%, 04/15/24 (Call 03/15/24)	1,000	1,062,350
4.65%, 06/01/21 (Call 03/01/21)	860	886,283
5.20%, 02/01/22 (Call 11/01/21)	1,814	1,911,897
5.88%, 01/15/24 (Call 10/15/23)	674	748,491
7.50%, 10/15/20	325	343,209
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	825	864,702

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	$1,000	$1,056,676
5.00%, 10/01/22 (Call 07/01/22)	25	26,496
5.88%, 03/01/22 (Call 12/01/21)	300	320,801
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	790	790,326
2.80%, 02/15/21	762	765,984
2.85%, 04/15/21 (Call 03/15/21)	841	846,098
3.35%, 03/15/23 (Call 12/15/22)	1,225	1,260,351
3.50%, 02/01/22	665	682,680
3.90%, 02/15/24 (Call 11/15/23)(a)	585	617,733
5.20%, 09/01/20	1,420	1,461,417
5.25%, 01/31/20	838	850,438
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,860	1,902,594
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	75	76,886
3.50%, 03/01/21 (Call 01/01/21)	1,625	1,645,574
3.50%, 09/01/23 (Call 06/01/23)	55	56,663
3.95%, 09/01/22 (Call 06/01/22)	1,186	1,228,657
4.15%, 02/01/24 (Call 11/01/23)	275	289,715
4.30%, 05/01/24 (Call 02/01/24)	1,050	1,114,535
5.00%, 10/01/21 (Call 07/01/21)	75	78,359
5.30%, 09/15/20	575	592,306
6.50%, 04/01/20	420	429,575
6.85%, 02/15/20	500	509,771
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,904	1,907,692
3.15%, 01/15/23 (Call 12/15/22)	1,750	1,777,548
Magellan Midstream Partners LP, 4.25%, 02/01/21	449	459,893
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	1,079	1,103,190
4.50%, 07/15/23 (Call 04/15/23)	275	291,565
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	90	92,892
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,793	1,826,332
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,651	1,651,725
3.65%, 06/01/22 (Call 03/01/22)	605	618,176
3.85%, 10/15/23 (Call 07/15/23)	1,050	1,080,813
5.00%, 02/01/21 (Call 11/01/20)	45	46,241
5.75%, 01/15/20	74	75,070
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	1,210	1,253,516
5.63%, 04/15/23 (Call 01/15/23)	1,250	1,358,281
5.75%, 05/15/24 (Call 02/15/24)	1,125	1,246,585
6.25%, 03/15/22 (Call 12/15/21)	1,125	1,214,639
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	550	595,025
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	125	128,326
TransCanada PipeLines Ltd.
2.50%, 08/01/22	625	623,467
3.75%, 10/16/23 (Call 07/16/23)	295	307,228
3.80%, 10/01/20	1,125	1,141,114
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	225	229,044
5.38%, 06/01/21 (Call 03/01/21)	105	108,502

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	$884	$898,477
3.60%, 03/15/22 (Call 01/15/22)	1,306	1,337,050
3.70%, 01/15/23 (Call 10/15/22)(a)	1,300	1,342,047
4.13%, 11/15/20 (Call 08/15/20)	190	192,960
4.30%, 03/04/24 (Call 12/04/23)	865	915,679
4.50%, 11/15/23 (Call 08/15/23)	50	53,308
4.55%, 06/24/24 (Call 03/24/24)	1,000	1,073,117
5.25%, 03/15/20	2,085	2,122,980

		59,822,799

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	225	236,340
4.00%, 01/15/24 (Call 12/15/23)	1,000	1,057,842
American Tower Corp.
2.25%, 01/15/22	175	174,125
2.80%, 06/01/20 (Call 05/01/20)	2,826	2,836,084
3.00%, 06/15/23	175	177,450
3.30%, 02/15/21 (Call 01/15/21)	370	374,576
3.38%, 05/15/24 (Call 04/15/24)	250	256,905
3.45%, 09/15/21	75	76,418
3.50%, 01/31/23	1,830	1,886,928
4.70%, 03/15/22	1,205	1,272,183
5.00%, 02/15/24	851	933,662
5.90%, 11/01/21	149	159,744
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,875	1,913,731
3.80%, 02/01/24 (Call 11/01/23)	25	26,199
3.85%, 02/01/23 (Call 11/01/22)	672	700,465
4.13%, 05/15/21 (Call 02/15/21)	1,210	1,242,465
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	305	312,893
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,365	1,421,952
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,480	1,469,918
3.15%, 07/15/23 (Call 06/15/23)	210	214,065
3.40%, 02/15/21 (Call 01/15/21)	1,247	1,261,663
4.88%, 04/15/22	470	496,773
5.25%, 01/15/23	1,499	1,626,250
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	875	909,521
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	270	276,138
4.63%, 12/15/21 (Call 09/15/21)	935	977,186
4.75%, 07/15/20 (Call 04/15/20)	420	426,824
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	230	234,243
5.38%, 11/01/23 (Call 08/01/23)	15	16,237
HCP Inc., 4.25%, 11/15/23 (Call 08/15/23)(a)	153	162,777
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	403	414,824
5.00%, 08/15/22 (Call 02/15/22)	675	702,261
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	170	174,116
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	112	116,558
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	105	112,169
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,308	1,314,311
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	125	127,709
4.65%, 08/01/23 (Call 05/01/23)	50	53,885

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	$330	$329,977
2.50%, 09/01/20 (Call 06/01/20)	75	75,138
2.50%, 07/15/21 (Call 04/15/21)	225	225,775
2.63%, 06/15/22 (Call 03/15/22)	1,325	1,334,596
2.75%, 02/01/23 (Call 11/01/22)	10	10,104
2.75%, 06/01/23 (Call 03/01/23)	1,960	1,980,971
3.38%, 03/15/22 (Call 12/15/21)(a)	1,535	1,571,014
3.75%, 02/01/24 (Call 11/01/23)	240	252,657
4.13%, 12/01/21 (Call 09/01/21)	822	850,702
4.38%, 03/01/21 (Call 12/01/20)	665	683,141
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	1,093	1,111,265
4.25%, 03/01/22 (Call 12/01/21)	115	119,724
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	44	46,827
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	295	306,415
3.75%, 03/15/23 (Call 12/15/22)	450	467,054
3.95%, 09/01/23 (Call 08/01/23)	670	702,986
5.25%, 01/15/22 (Call 10/15/21)	50	52,911
Weyerhaeuser Co., 4.63%, 09/15/23	265	283,651

		36,552,298

Retail — 2.5%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	155	158,011
3.70%, 04/15/22 (Call 01/15/22)	220	226,536
4.00%, 11/15/20 (Call 08/15/20)	55	55,816
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	155	160,926
Costco Wholesale Corp.
1.70%, 12/15/19(a)	1,811	1,807,462
1.75%, 02/15/20	110	109,832
2.15%, 05/18/21 (Call 04/18/21)	100	100,000
2.25%, 02/15/22(a)	25	25,049
2.30%, 05/18/22 (Call 04/18/22)	1,435	1,440,546
2.75%, 05/18/24 (Call 03/18/24)	206	210,721
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	1,275	1,302,856
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	1,185	1,221,682
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	975	1,014,609
Home Depot Inc. (The)
1.80%, 06/05/20	281	279,581
2.00%, 04/01/21 (Call 03/01/21)	2,316	2,308,619
2.63%, 06/01/22 (Call 05/01/22)	1,870	1,895,105
2.70%, 04/01/23 (Call 01/01/23)(a)	1,230	1,254,335
3.25%, 03/01/22	495	510,120
3.75%, 02/15/24 (Call 11/15/23)	65	69,002
4.40%, 04/01/21 (Call 01/01/21)	106	109,306
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	1,140	1,159,008
3.75%, 04/15/21 (Call 01/15/21)(a)	220	224,377
3.80%, 11/15/21 (Call 08/15/21)	10	10,288
3.88%, 09/15/23 (Call 06/15/23)(a)	1,000	1,052,777
4.63%, 04/15/20 (Call 10/15/19)(a)	270	271,329
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	511	503,435
3.45%, 01/15/21 (Call 12/15/20)(a)	150	151,604
3.63%, 06/01/24 (Call 03/01/24)	500	499,124
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	925	926,271
2.63%, 01/15/22	40	40,354

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.75%, 12/09/20 (Call 11/09/20)	$1,695	$1,704,747
3.35%, 04/01/23 (Call 03/01/23)	1,230	1,272,878
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	25	25,622
4.75%, 05/01/20	421	427,219
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	50	51,455
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	946	943,987
2.20%, 11/22/20	820	819,147
2.70%, 06/15/22 (Call 04/15/22)	670	677,241
3.10%, 03/01/23 (Call 02/01/23)	1,880	1,923,594
Target Corp.
2.90%, 01/15/22	640	651,229
3.88%, 07/15/20	919	933,282
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	500	506,193
Walgreen Co., 3.10%, 09/15/22	687	697,446
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	876	876,066
3.30%, 11/18/21 (Call 09/18/21)	2,030	2,066,139
Walmart Inc.
1.75%, 10/09/19(a)	2,765	2,764,437
1.90%, 12/15/20	2,265	2,257,401
2.35%, 12/15/22 (Call 11/15/22)	641	644,238
2.55%, 04/11/23 (Call 01/11/23)	1,614	1,633,658
2.85%, 06/23/20(a)	106	106,623
2.85%, 07/08/24 (Call 06/08/24)	500	512,997
3.13%, 06/23/21	1,870	1,907,652
3.25%, 10/25/20(a)	75	76,014
3.30%, 04/22/24 (Call 01/22/24)	720	753,903
3.40%, 06/26/23 (Call 05/26/23)	3,350	3,501,439
3.63%, 07/08/20	735	745,011
4.25%, 04/15/21(a)	40	41,416

		47,619,715

Semiconductors — 2.1%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	50	50,507
3.13%, 12/05/23 (Call 10/05/23)	329	335,345
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	577,119
4.30%, 06/15/21	813	843,767
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	2,552	2,530,834
2.38%, 01/15/20	2,824	2,819,334
2.65%, 01/15/23 (Call 12/15/22)(a)	905	889,500
3.00%, 01/15/22 (Call 12/15/21)	2,422	2,430,453
3.63%, 01/15/24 (Call 11/15/23)	2,024	2,044,846
Broadcom Inc., 3.13%, 10/15/22(b)	2,615	2,623,058
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	301	298,431
1.85%, 05/11/20	744	741,847
2.35%, 05/11/22 (Call 04/11/22)	2,265	2,274,828
2.45%, 07/29/20(a)	2,254	2,259,482
2.70%, 12/15/22	1,841	1,870,007
2.88%, 05/11/24 (Call 03/11/24)	30	30,788
3.30%, 10/01/21(a)	1,453	1,486,558
KLA Corp., 4.13%, 11/01/21 (Call 09/01/21)	399	411,186
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	320	320,455
2.80%, 06/15/21 (Call 05/15/21)	1,327	1,336,007

Security	Par (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	$125	$127,293
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	1,000	1,039,572
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	660	694,922
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	1,870	1,864,548
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	829	889,010
QUALCOMM Inc.
2.25%, 05/20/20(a)	1,695	1,694,117
2.60%, 01/30/23 (Call 12/30/22)	2,670	2,676,187
2.90%, 05/20/24 (Call 03/20/24)	1,100	1,115,631
3.00%, 05/20/22	1,156	1,175,091
Texas Instruments Inc.
1.65%, 08/03/19	916	915,992
1.75%, 05/01/20 (Call 04/01/20)	100	99,807
1.85%, 05/15/22 (Call 04/15/22)	25	24,768
2.25%, 05/01/23 (Call 02/01/23)	105	105,212
2.75%, 03/12/21 (Call 02/12/21)	569	574,363
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	525	531,240
3.00%, 03/15/21	495	498,559

		40,200,664

Software — 2.6%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	348	346,601
Adobe Inc., 4.75%, 02/01/20	1,655	1,677,346
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	335	338,660
5.38%, 12/01/19	125	125,827
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	2,057	2,049,052
3.50%, 04/15/23 (Call 01/15/23)	65	67,191
3.63%, 10/15/20 (Call 09/15/20)	1,065	1,078,110
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	980	984,188
2.75%, 07/01/24 (Call 06/01/24)	2,240	2,256,466
3.80%, 10/01/23 (Call 09/01/23)	820	858,035
Microsoft Corp.
1.10%, 08/08/19	10	9,998
1.55%, 08/08/21 (Call 07/08/21)	2,470	2,444,215
1.85%, 02/06/20(a)	781	779,498
1.85%, 02/12/20 (Call 01/12/20)	1,345	1,342,602
2.00%, 11/03/20 (Call 10/03/20)	1,889	1,887,525
2.00%, 08/08/23 (Call 06/08/23)	1,450	1,444,792
2.13%, 11/15/22	250	250,424
2.38%, 02/12/22 (Call 01/12/22)	1,887	1,899,899
2.38%, 05/01/23 (Call 02/01/23)	1,795	1,812,162
2.40%, 02/06/22 (Call 01/06/22)	1,795	1,807,898
2.65%, 11/03/22 (Call 09/03/22)	973	989,298
2.88%, 02/06/24 (Call 12/06/23)	2,475	2,547,710
3.00%, 10/01/20	225	227,656
3.63%, 12/15/23 (Call 09/15/23)	425	450,279
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(a)	3,403	3,375,855
2.25%, 10/08/19	1,466	1,466,686
2.40%, 09/15/23 (Call 07/15/23)	2,735	2,744,802
2.50%, 05/15/22 (Call 03/15/22)	3,530	3,552,078
2.50%, 10/15/22	1,539	1,549,353
2.63%, 02/15/23 (Call 01/15/23)	960	971,069
2.80%, 07/08/21	2,541	2,568,904
3.40%, 07/08/24 (Call 04/08/24)	1,000	1,044,934

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.63%, 07/15/23	$25	$26,262
3.88%, 07/15/20	975	990,140
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	820	848,086
VMware Inc.
2.30%, 08/21/20	977	974,230
2.95%, 08/21/22 (Call 07/21/22)	1,350	1,359,693

		49,147,524

Telecommunications — 2.7%
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(a)	990	989,846
2.63%, 12/01/22 (Call 09/01/22)(a)	333	334,814
2.80%, 02/17/21 (Call 01/17/21)	1,395	1,403,446
3.00%, 02/15/22	2,515	2,550,959
3.00%, 06/30/22 (Call 04/30/22)	2,465	2,500,933
3.20%, 03/01/22 (Call 02/01/22)	1,475	1,502,358
3.55%, 06/01/24 (Call 03/01/24)	25	25,962
3.60%, 02/17/23 (Call 12/17/22)	1,290	1,335,722
3.80%, 03/15/22	1,849	1,912,977
3.80%, 03/01/24 (Call 01/01/24)	1,250	1,311,612
3.88%, 08/15/21	1,095	1,125,465
3.90%, 03/11/24 (Call 12/11/23)	250	263,243
4.45%, 05/15/21	395	408,983
4.45%, 04/01/24 (Call 01/01/24)	1,000	1,074,717
4.60%, 02/15/21 (Call 11/15/20)	951	977,692
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,050	1,119,306
Cisco Systems Inc.
1.40%, 09/20/19(a)	15	14,990
1.85%, 09/20/21 (Call 08/20/21)	1,864	1,852,363
2.20%, 02/28/21(a)	3,587	3,592,467
2.20%, 09/20/23 (Call 07/20/23)(a)	219	219,329
2.45%, 06/15/20	1,631	1,634,301
3.00%, 06/15/22	115	117,726
3.63%, 03/04/24	620	659,017
4.45%, 01/15/20(a)	3,896	3,939,521
Motorola Solutions Inc.
3.50%, 03/01/23	149	151,711
3.75%, 05/15/22	798	816,589
Orange SA
1.63%, 11/03/19	1,186	1,184,350
4.13%, 09/14/21	428	443,038
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)	1,040	1,100,780
Telefonica Emisiones SA
5.13%, 04/27/20	2,392	2,435,498
5.46%, 02/16/21	679	708,589
Telefonica Emisiones SAU, 4.57%, 04/27/23	1,025	1,095,160
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	948	952,905
2.95%, 03/15/22	1,649	1,678,846
3.13%, 03/16/22(a)	1,935	1,975,872
3.45%, 03/15/21	80	81,510
4.15%, 03/15/24 (Call 12/15/23)	115	123,165
4.60%, 04/01/21	350	363,278
5.15%, 09/15/23	4,260	4,726,433
Vodafone Group PLC
2.50%, 09/26/22	35	35,120
3.75%, 01/16/24	2,073	2,155,787

		50,896,380

Security	Par/ Shares (000)	Value

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$1,541	$1,576,368
3.05%, 03/15/22 (Call 12/15/21)	250	254,341
3.05%, 09/01/22 (Call 06/01/22)	545	556,375
3.85%, 09/01/23 (Call 06/01/23)	75	79,517
4.70%, 10/01/19	1,320	1,325,597
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	184	186,526
3.70%, 11/01/23 (Call 08/01/23)	50	52,326
FedEx Corp.
2.63%, 08/01/22	1,215	1,220,878
3.40%, 01/14/22	425	435,352
4.00%, 01/15/24	25	26,552
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	225	229,689
3.00%, 04/01/22 (Call 01/01/22)	851	863,914
3.25%, 12/01/21 (Call 09/01/21)	50	50,835
Ryder System Inc.
2.88%, 06/01/22 (Call 05/01/22)	50	50,454
3.65%, 03/18/24 (Call 02/18/24)	325	339,369
Union Pacific Corp.
2.95%, 03/01/22	25	25,378
3.15%, 03/01/24 (Call 02/01/24)	130	133,595
3.20%, 06/08/21	936	951,249
3.50%, 06/08/23 (Call 05/08/23)	1,145	1,189,299
4.00%, 02/01/21 (Call 11/01/20)	310	316,705
4.16%, 07/15/22 (Call 04/15/22)	1,025	1,073,623
United Parcel Service Inc.
2.05%, 04/01/21	50	49,834
2.35%, 05/16/22 (Call 04/16/22)(a)	500	501,990
2.45%, 10/01/22	1,321	1,329,192
2.50%, 04/01/23 (Call 03/01/23)	1,690	1,702,704
3.13%, 01/15/21	640	648,073

		15,169,735

Total Corporate Bonds & Notes — 98.7% (Cost: $1,841,006,992)		1,867,640,663

U.S. Government Obligations

U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 2.63%, 12/31/23	3,000	3,097,734

Total U.S. Government Obligations — 0.2% (Cost: $3,014,916)		3,097,734

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	56,497	56,525,587

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	20,101	$20,101,000

		76,626,587

Total Short-Term Investments — 4.1% (Cost: $76,601,567)		76,626,587

Total Investments in Securities — 103.0% (Cost: $1,920,623,475)		1,947,364,984

Other Assets, Less Liabilities — (3.0)%		(56,235,673)

Net Assets — 100.0%		$1,891,129,311

(a)	All or a portion of this security is on loan.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	88,459	—		(31,962	)(a)	56,497	$56,525,587	$178,494	(b)	$13,616	$18,029
BlackRock Cash Funds: Treasury, SL Agency Shares	8,049	12,052	(a)	—		20,101	20,101,000	249,457		—	—
PNC Bank N.A.
1.70%, 12/07/18(c)	650	—		(650)		—	N/A	1,187		—	519
1.80%, 11/05/18(c)	900	—		(900)		—	N/A	174		—	71
1.95%, 03/04/19(c)	900	—		(900)		—	N/A	5,479		—	3,148
2.00%, 05/19/20(c)	1,100	300		—		1,400	N/A	24,968		—	7,774
2.15%, 04/29/21(c)	690	25		—		715	N/A	14,140		—	12,793
2.30%, 06/01/20(c)	500	500		—		1,000	N/A	13,230		—	7,080
2.45%, 11/05/20(c)	900	750		—		1,650	N/A	29,720		—	5,714
2.45%, 07/28/22(c)	900	—		—		900	N/A	17,131		—	31,808
2.50%, 01/22/21(c)	673	410		—		1,083	N/A	21,515		—	3,561
2.55%, 12/09/21(c)	250	50		—		300	N/A	5,257		—	7,309
2.63%, 02/17/22(c)	625	373		—		998	N/A	12,693		—	20,615
2.70%, 11/01/22(c)	475	200		—		675	N/A	14,472		—	12,246
2.95%, 01/30/23(c)	1,100	250		—		1,350	N/A	29,912		—	28,265
3.50%, 06/08/23(c)	1,000	—		—		1,000	N/A	25,884		—	9,064
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20(c)	390	275		—		665	N/A	10,602		—	1,493
6.88%, 05/15/19(c)	4,186	—		(4,186)		—	N/A	62,077		(43)	3,853

							$76,626,587	$716,392		$13,573	$173,342

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,867,640,663	$—	$1,867,640,663
U.S. Government Obligations	—	3,097,734	—	3,097,734
Money Market Funds	76,626,587	—	—	76,626,587

	$76,626,587	$1,870,738,397	$—	$1,947,364,984